UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Conservative Allocation Portfolio

December 31, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 27.35%
U.S. Markets – 16.74%
Consumer Discretionary – 1.41%
†Aeropostale	480	$7,728
†Bally Technologies	480	11,534
†Buffalo Wild Wings	240	6,156
Burger King Holdings	1,030	24,596
CKE Restaurants	960	8,333
Comcast Class A	1,260	21,269
DeVry	210	12,056
Disney (Walt)	910	20,648
†Fossil	480	8,016
Gap	4,400	58,916
Guess	305	4,682
†Jack in the Box	555	12,260
†Jarden	1,030	11,845
Limited Brands	4,700	47,188
†Marvel Entertainment	315	9,686
Mattel	4,200	67,200
McDonald's	600	37,314
†MGM MIRAGE	2,800	38,528
National CineMedia	960	9,734
NIKE Class B	340	17,340
†Papa John's International	480	8,846
Phillips-Van Heusen	885	17,815
Staples	3,700	66,304
†True Religion Apparel	315	3,919
†Ulta Salon Cosmetics & Fragrance	810	6,707
†Universal Electronics	420	6,812
†Viacom Class B	570	10,864
Weight Watchers International	1,800	52,956
†WMS Industries	385	10,357
		619,609
Consumer Staples – 1.93%
Alberto Culver	390	9,559
Altria Group	230	3,464
Archer-Daniels-Midland	4,000	115,320
Casey's General Stores	360	8,197
†Chattem	170	12,160
CVS Caremark	3,460	99,440
Heinz (H.J.)	1,500	56,400
Kimberly-Clark	1,200	63,288
Kraft Foods Class A	2,200	59,070
PepsiCo	800	43,816
Philip Morris International	220	9,572
Procter & Gamble	2,380	147,132
†Ralcorp Holdings	165	9,636
Safeway	3,200	76,064
Seaboard	5	5,970
Smucker (J.M.)	270	11,707
Walgreen	2,800	69,076
Wal-Mart Stores	900	50,454
		850,325
Energy – 1.34%
Apache	230	17,142
Arch Coal	530	8,634
†Basic Energy Services	420	5,477
†Brigham Exploration	795	2,544
†Bristow Group	315	8,439
†Carrizo Oil & Gas	170	2,737
Chevron	1,380	102,078
†Complete Production Services	765	6,235
ConocoPhillips	1,670	86,506
EOG Resources	1,340	89,217
†EXCO Resources	315	2,854
Exxon Mobil	1,070	85,418
Lufkin Industries	165	5,693
Marathon Oil	2,100	57,456
Massey Energy	265	3,654
†National Oilwell Varco	590	14,420
Noble	290	6,397
Occidental Petroleum	600	35,994

Penn Virginia	315	8,184
†Petroquest Energy	1,105	7,470
Schlumberger	550	23,282
St. Mary Land & Exploration	570	11,577
		591,408
Financials – 2.11%
Alexandria Real Estate Equities	90	5,431
Allstate	1,800	58,968
Bank of America	1,830	25,766
Bank of New York Mellon	3,900	110,486
BB&T	380	10,435
Berkley (W.R.)	550	17,050
Blackstone Group	910	5,942
Capital One Financial	510	16,264
City Holding	130	4,521
CME Group	400	83,244
Credicorp	200	9,992
Digital Realty Trust	265	8,705
Dime Community Bancshares	630	8,379
East West Bancorp	725	11,578
First Commonwealth Financial	555	6,871
First Midwest Bancorp	410	8,188
First Niagara Financial Group	795	12,855
Greenhill	130	9,070
Hanover Insurance Group	360	15,469
Harleysville Group	315	10,940
Home Properties	285	11,571
Host Hotels & Resorts	800	6,056
Independent Bank	265	6,932
†IntercontinentalExchange	1,300	107,172
JPMorgan Chase	1,310	41,304
Merrill Lynch	730	8,497
optionsXpress Holdings	480	6,413
PNC Financial Services Group	260	12,740
†ProAssurance	295	15,570
Prudential Financial	380	11,499
†RiskMetrics Group	480	7,147
RLI	155	9,480
Senior Housing Properties Trust	760	13,619
Simon Property Group	150	7,970
Smithtown Bancorp	115	1,843
Sovran Self Storage	290	10,440
TCF Financial	460	6,284
†Texas Capital Bancshares	460	6,146
Travelers	2,430	109,836
Trustmark	630	13,602
U.S. Bancorp	920	23,009
Valley National Bancorp	260	5,265
Waddell & Reed Financial	500	7,730
Washington Federal	355	5,311
Wells Fargo	1,190	35,081
		930,671
Health Care – 3.02%
†Align Technology	960	8,400
†Alkermes	1,105	11,768
Allergan	2,325	93,744
†Amgen	570	32,918
†AMN Healthcare Services	795	6,726
†Bio-Rad Laboratories Class A	165	12,426
Bristol-Myers Squibb	3,200	74,400
Cardinal Health	1,600	55,152
†Catalyst Health Solutions	345	8,401
†Celera	875	9,739
†Conmed	240	5,746
†Dionex	165	7,400
†Express Scripts	410	22,542
†Genentech	1,840	152,553
†Gen-Probe	425	18,207
†Gilead Sciences	670	34,264
†Healthways	480	5,510
†Hologic	1,150	15,031
Johnson & Johnson	2,080	124,445
†Kendle International	375	9,645
†Medarex	1,290	7,198
Medtronic	740	23,251
Merck	3,580	108,831
†Noven Pharmaceuticals	720	7,920
†Onyx Pharmaceuticals	285	9,736
†OSI Pharmaceuticals	265	10,348
Pfizer	4,910	86,956
†Psychiatric Solutions	430	11,976
Quest Diagnostics	1,500	77,865
†Quidel	540	7,058

†Regeneron Pharmaceuticals	480	8,813
†Res-Care	745	11,190
†Sun Healthcare Group	960	8,496
†Techne	165	10,646
†Thermo Fisher Scientific	390	13,287
†United Therapeutics	175	10,946
UnitedHealth Group	3,310	88,046
Universal Health Services Class B	135	5,072
†Vertex Pharmaceuticals	340	10,329
West Pharmaceutical Services	165	6,232
Wyeth	2,710	101,652
		1,334,865
Industrials – 1.54%
AAON	620	12,946
Acuity Brands	315	10,997
Administaff	480	10,387
American Ecology	365	7,384
Applied Industrial Technologies	315	5,960
Barnes Group	480	6,960
Boeing	340	14,508
Caterpillar	230	10,274
†Chart Industries	440	4,677
†Columbus McKinnon	630	8,600
†CRA International	165	4,443
Donnelley (R.R.) & Sons	3,400	46,172
†DynCorp International Class A	480	7,282
Expeditors International Washington	2,300	76,521
Fluor	290	13,012
†FTI Consulting	190	8,489
General Electric	2,070	33,534
Goodrich	660	24,433
Granite Construction	265	11,641
Healthcare Services Group	670	10,673
†Hexcel	830	6,134
Honeywell International	340	11,162
†HUB Group Class A	380	10,081
†Kadant	315	4,246
†Kforce	845	6,490
McGrath RentCorp	480	10,253
Norfolk Southern	500	23,525
Otter Tail	315	7,349
†Perini	315	7,365
Republic Services	460	11,403
Rockwell Collins	460	17,981
Roper Industries	300	13,023
Triumph Group	225	9,554
United Parcel Service Class B	1,450	79,981
†United Stationers	315	10,549
United Technologies	570	30,552
†URS	315	12,843
Waste Management	2,400	79,536
		680,920
Information Technology – 3.60%
†Anixter International	255	7,681
†Apple	1,490	127,172
Applied Materials	1,370	13,878
†Blackboard	315	8,262
†Cisco Systems	2,070	33,741
†Digital River	295	7,316
†eBay	3,700	51,652
†EMC	2,080	21,778
†FARO Technologies	315	5,311
†Google Class A	415	127,675
Heartland Payment Systems	480	8,400
Hewlett-Packard	800	29,032
iGate	980	6,380
infoGROUP	1,750	8,295
†Informatica	480	6,590
Intel	8,360	122,558
International Business Machines	930	78,269
†Intuit	3,600	85,644
†IPG Photonics	315	4,152
†J2 Global Communications	580	11,623
†JDA Software Group	480	6,302
†Lawson Software	1,900	9,006
MasterCard Class A	700	100,051
†McAfee	340	11,754
Microsoft	2,400	46,656
Motorola	11,100	49,173
†NETGEAR	725	8,272
NIC	540	2,484
†Nuance Communications	1,225	12,691
†ON Semiconductor	1,105	3,757

†Progress Software	480	9,245
QUALCOMM	4,230	151,560
Quality Systems	250	10,905
†Rofin-Sinar Technologies	305	6,277
†SanDisk	1,825	17,520
†Sapient	1,040	4,618
†SAVVIS	630	4,341
†Symantec	800	10,816
†Synaptics	395	6,541
†Tekelec	905	12,073
†TeleTech Holdings	545	4,551
†Teradata	3,500	51,905
United Online	1,105	6,707
†ValueClick	630	4,309
†VeriSign	3,800	72,504
†ViaSat	500	12,040
Visa Class A	2,340	122,733
†Wind River Systems	765	6,908
Xerox	7,000	55,790
		1,586,898
Materials – 0.65%
Ashland	258	2,707
Compass Minerals International	190	11,145
Cytec Industries	300	6,366
Dow Chemical	910	13,732
duPont (E.I.) deNemours	2,700	68,310
Ferro	795	5,605
Freeport-McMoRan Copper & Gold	775	18,941
Lubrizol	460	16,739
Monsanto	230	16,181
†Owens-Illinois	740	20,224
†PolyOne	2,065	6,505
Praxair	1,200	71,232
Rock-Tenn Class A	385	13,159
†Rockwood Holdings	685	7,398
Silgan Holdings	175	8,367
		286,611
Telecommunications – 0.73%
Alaska Communications Systems Group	1,105	10,365
AT&T	3,270	93,195
†Crown Castle International	3,600	63,288
Embarq	250	8,990
†MetroPCS Communications	910	13,514
NTELOS Holdings	365	9,001
Verizon Communications	3,600	122,039
		320,392
Utilities – 0.41%
Black Hills	560	15,098
Cleco	570	13,013
Exelon	460	25,581
FirstEnergy	340	16,517
PPL	800	24,552
Progress Energy	1,700	67,745
Sempra Energy	460	19,610
		182,116
Total U.S. Markets (cost $9,256,267)		7,383,815

§Developed Markets – 7.12%
Consumer Discretionary – 1.05%
±Bayerische Motoren Werke	1,859	58,318
±Don Quijote	2,800	55,777
±NGK Spark Plug	5,000	40,137
±PPR	299	19,674
±Publicis Groupe	1,714	44,453
±Teleperformance	2,869	80,701
±Toyota Motor	1,399	46,210
±Vivendi	2,098	68,719
±WPP Group	7,655	45,122
		459,111
Consumer Staples – 0.71%
±Coca-Cola	18,787	123,177
±Greggs	957	48,447
±Metro	1,723	69,245
±Parmalat	43,167	72,774
		313,643
Energy – 0.70%
±BP	17,796	139,367
†Nabors Industries	800	9,576
Precision Drilling Trust	244	2,047
±†Strike Resources	2,400	499
Tenaris ADR	425	8,917
±Total	2,106	116,356
†Transocean	700	33,075
		309,837

Financials – 0.82%
Aspen Insurance Holdings	660	16,005
±AXA	2,930	66,090
Everest Re Group	170	12,944
±ING Groep CVA	3,827	42,327
IPC Holdings	285	8,522
Max Capital Group	630	11,151
±Mitsubishi UFJ Financial Group	16,781	105,384
±Nordea Bank	7,846	56,501
±Standard Charter	3,444	44,347
		363,271
Health Care – 0.95%
±AstraZeneca	2,295	95,297
†Eurand	795	6,845
±Novartis	1,913	95,532
±Novo Nordisk Class B	1,495	77,498
±Ono Pharmaceutical	1,300	67,628
±Sanofi-Aventis	1,148	73,792
		416,592
Industrials – 0.83%
±Asahi Glass	6,000	34,174
±Cie de Saint-Gobain	1,339	63,580
±Deutsche Post	7,022	118,300
±Koninklijke Philips Electronics	3,636	72,445
±Tomkins	25,009	45,702
±Vallourec	293	33,478
		367,679
Information Technology – 0.95%
Accenture Class A	430	14,100
±Canon	2,400	75,980
†CGI Group Class A	13,795	108,836
±Ericsson LM Class B	9,100	71,675
±Nokia	5,292	83,453
†Research in Motion	1,600	64,928
		418,972
Materials – 0.27%
±†Alara Uranium	300	7
±Anglo American	243	5,763
±Griffin Mining	5,200	1,357
±Lafarge	766	47,081
±Linde	766	65,470
±†Mwana Africa	1,300	63
		119,741
Telecommunications – 0.58%
±France Telecom	2,975	83,330
Philippine Long Distance Telephone ADR	100	4,695
±Telstra	29,479	80,518
±Vodafone Group	42,483	88,294
		256,837
Utilities – 0.26%
±National Grid	11,506	115,483
		115,483
Total Developed Markets (cost $3,886,313)		3,141,166

XEmerging Markets – 3.49%
Consumer Discretionary – 0.23%
#Almacenes Exito GDR 144A	900	4,067
±Cheil Industries	90	2,917
†Focus Media Holding ADR	2,400	21,816
±Fountain Set Holdings	6,000	234
#Grupo Clarin GDR Class B 144A	600	2,033
Grupo Televisa ADR	1,325	19,796
±JD Group	1,200	4,700
±Oriental Holdings	3,800	5,449
±Sun International	500	4,976
±Techtronic Industries	87,500	17,590
±†Tom Group	82,000	3,461
±Turk Sise ve Cam Fabrikalari	6,100	4,367
Wal-Mart de Mexico Series V	4,334	11,684
		103,090
Consumer Staples – 0.22%
Charoen Pokphand Foods	9,900	903
†Cosan Class A	2,100	7,266
Cresud ADR	2,450	21,928
±First Pacific	38,445	13,422
Fomento Economico Mexicano ADR	450	13,559
†Gruma ADR	1,150	2,300
±Gudang Garam	13,000	5,120
±†Lotte Confectionery	12	12,500
±President Chain Store	5,000	12,024
±Tongaat Hulett	600	4,056
†Wimm-Bill-Dann Foods ADR	225	5,920
		98,998

Energy – 0.64%
China Petroleum & Chemical ADR	100	6,179
±China Shenhua Energy	3,500	7,503
±CNPC Hong Kong	10,000	3,133
Gazprom ADR	2,480	35,270
KazMunaiGas Exploration Production GDR	1,800	22,680
LUKOIL ADR	200	6,620
LUKOIL ADR (London International Exchange)	200	6,410
Oil & Gas Development GDR	200	1,264
±PetroChina	8,000	7,109
PetroChina ADR	275	24,470
Petroleo Brasileiro SA ADR	1,300	31,837
Petroleo Brasiliero SP ADR	1,400	28,574
±Polski Koncern Naftowy Orlen	929	8,075
PTT Exploration & Production	4,364	13,148
#Reliance Industries GDR 144A	435	22,359
±Sasol	462	13,819
Sasol ADR	300	9,099
±SK Energy	171	10,488
±Surgutneftegaz ADR	2,737	14,054
±Tambang Batubara Bukit Asam	7,000	4,511
†Willbros Group	435	3,684
		280,286
Financials – 0.28%
±Alarko Gayrimenkul Yatirim Ortakligi	100	534
Banco Bradesco ADR	1,500	14,805
Banco Itau Holding Financeria ADR	1,300	15,080
±Bangkok Bank	2,400	4,852
±Cathay Financial Holding	3,000	3,384
†Grupo Financiero Galicia ADR	400	904
±Hong Leong Bank	7,400	10,905
ICICI Bank ADR	525	10,106
±Indiabulls Real Estate GDR	200	546
†IRSA Inversiones y Representaciones GDR	1,900	8,360
KB Financial Group ADR	675	17,685
±KLCC Property Holdings	5,900	4,790
±OTP Bank	295	4,506
Sberbank	12,725	9,417
±Standard Bank Group	1,200	10,649
±Turkiye Is Bankasi Class C	2,100	5,730
±†UEM Land Holdings	10,968	1,700
		123,953
Industrials – 0.27%
†51job ADR	200	1,232
±Alarko Holding	3,300	3,627
±Barloworld	400	1,790
±†China Water Affairs Group	2,000	248
±CJ	241	7,812
±Evergreen Marine	29,000	13,738
Gol Linhas Aereas Inteligentes ADR	1,625	6,874
±†Hyundai Elevator	75	3,908
±Siam Cement NVDR	3,200	9,545
±Singapore Airlines	6,086	48,142
±Sinotrans	13,000	2,537
±SK Holdings	73	5,596
±Walsin Lihwa	44,000	8,619
±Yazicilar Holding Class A	1,400	4,489
		118,157
Information Technology – 0.37%
†China Digital TV Holdings ADR	400	3,352
Infosys Technologies ADR	875	21,499
†LG Display ADR	400	3,312
±Samsung Electronics	145	52,721
Satyam Computer Services ADR	1,350	12,204
Seagate Technology	9,400	41,642
†Sify Technologies ADR	300	456
±†SK Communications	313	1,395
†Spreadtrum Communications ADR	400	396
±Taiwan Semiconductor Manufacturing	7,000	9,564
The9 ADR	9	120
±TravelSky Technology	8,000	3,538
±United Microelectronics	24,000	5,439
United Microelectronics ADR	4,500	8,820
		164,458
Materials – 0.31%
Aluminum Corp. of China ADR	625	8,444
±ArcelorMittal South Africa	900	8,536
†Cemex ADR	1,325	12,111
†Chelyabinsk Zink Plant GDR	200	200
Cia de Minas Buenaventura ADR	400	7,968
Cia Siderurgica Nacional ADR	1,125	14,411
Cia Vale do Rio Doce ADR	3,325	40,266

±Formosa Chemicals & Fibre		8,000	9,817
Gold Fields ADR		900	8,937
Grupo Mexico Class B		5,657	3,668
±Impala Platinum Holdings		636	9,218
±Israel Chemicals		700	4,893
MMC Norilsk Nickel ADR		11	70
†Votorantim Celulose e Papel ADR		1,225	9,714
			138,253
Telecommunications – 0.74%
America Movil ADR		300	9,297
China Mobile ADR		500	25,425
±China Telecom		18,000	6,805
±China Unicom		12,000	14,592
China Unicom ADR		1,583	19,313
Chunghwa Telecom ADR		6,159	96,086
KT ADR		2,800	41,076
Mobile Telesystems ADR		300	8,004
SK Telecom ADR		2,200	39,996
±Telkom		901	11,003
Telkom ADR		500	24,790
Tim Participacoes ADR		675	8,431
±Turkcell Iletisim Hizmet		1,200	6,951
Turkcell Iletisim Hizmet ADR		825	12,029
Vimpel-Communications ADR		500	3,580
			327,378
Utilities – 0.43%
AES Tiete		1,091	6,029
Centrais Eletricas Brasileiras		7,000	78,302
Cia Energetica de Minas Gerais ADR		500	6,870
Energias do Brasil		3,900	38,082
Korea Electric Power ADR		4,500	52,245
±Tanjong		1,700	6,569
			188,097
Total Emerging Markets (cost $2,166,817)			1,542,670
Total Common Stock (cost $15,309,397)			12,067,651

Exchange Traded Funds – 5.07%
iShares MSCI EAFE Growth Index		48,200	2,190,690
iShares MSCI Emerging Markets Index		1,800	44,946
Total Exchange Traded Funds (cost $2,904,452)			2,235,636

		Principal
		Amount°
Agency Collateralized Mortgage Obligations – 1.22%
Fannie Mae Series 2003-32PH 5.50% 3/25/32	USD	150,000	153,532
Freddie Mac
Series 2512 PG 5.50% 10/15/22		165,000	172,129
Series 3063 PC 5.00% 2/15/29		210,000	215,318
Total Agency Collateralized Mortgage Obligations (cost $519,225)			540,979

Agency Mortgage-Backed Securities – 17.55%
•Fannie Mae ARM
5.163% 9/1/38		159,940	162,906
6.167% 8/1/37		658,608	680,554
Fannie Mae S.F. 15 yr
4.50% 8/1/23		535,006	547,617
5.00% 9/1/18		90,605	93,534
5.00% 8/1/23		433,818	445,941
5.50% 7/1/22		150,659	155,436
Fannie Mae S.F. 30 yr
4.50% 6/1/38		149,618	151,867
5.00% 12/1/36		1,719,109	1,757,593
5.50% 12/1/35		1,279,553	1,313,995
6.00% 6/1/38		1,487,019	1,532,390
6.50% 8/1/38		433,570	450,778
Fannie Mae S.F. 30 yr TBA 4.50% 2/1/39		80,000	80,725
•Freddie Mac ARM 5.924% 10/1/36		253,256	258,909
Freddie Mac S.F. 30 yr 6.00% 9/1/37		108,277	111,660
Total Agency Mortgage-Backed Securities (cost $7,545,613)			7,743,905

Agency Obligations – 4.74%
Fannie Mae 4.625% 10/15/13		725,000	798,903
Federal Home Loan Bank 5.00% 11/17/17		585,000	671,925
Freddie Mac 4.125% 12/21/12		585,000	620,190
Total Agency Obligations (cost $1,974,105)			2,091,018

Commercial Mortgage-Backed Securities – 2.60%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		70,000	57,498
Bank of America Commercial Mortgage
Series 2004-4 A4 4.502% 7/10/42		225,000	206,735
•Series 2005-1 A4 4.988% 11/10/42		160,000	148,050

•Bear Stearns Commercial Mortgage Securities Series 2004-PWR4 A3 5.468% 6/11/41	90,000	81,184
•Goldman Sachs Mortgage Securities II Series 2004-GG2 A5 5.279% 8/10/38	225,000	189,166
Greenwich Capital Commercial Funding Series 2004-GG1 A4 4.755% 6/10/36	80,000	77,652
•Morgan Stanley Capital I Series 2004-T15 A4 5.27% 6/13/41	455,000	388,784
Total Commercial Mortgage-Backed Securities (cost $1,246,707)		1,149,069

Corporate Bonds – 19.10%
Banking – 3.22%
Bank of America
5.125% 11/15/14	55,000	53,244
5.65% 5/1/18	85,000	85,658
Bank of New York Mellon 5.125% 8/27/13	150,000	153,433
BB&T 4.90% 6/30/17	145,000	130,976
Citigroup 6.50% 8/19/13	270,000	272,723
JPMorgan Chase 6.00% 1/15/18	80,000	84,589
@JPMorgan Chase Capital XXV 6.80% 10/1/37	120,000	110,897
Morgan Stanley
5.30% 3/1/13	75,000	68,078
6.25% 8/9/26	100,000	81,522
PNC Funding 5.625% 2/1/17	180,000	175,107
Wells Fargo 5.625% 12/11/17	105,000	109,736
•Wells Fargo Capital XIII 7.70% 12/29/49	115,000	94,991
		1,420,954
Basic Industry – 0.42%
ArcelorMittal 6.125% 6/1/18	125,000	85,731
Domtar 7.125% 8/15/15	49,000	32,095
Freeport-McMoRan Copper & Gold 8.25% 4/1/15	49,000	41,698
Rio Tinto Finance USA
5.875% 7/15/13	30,000	23,918
7.125% 7/15/28	5,000	3,538
		186,980
Brokerage – 0.43%
Goldman Sachs Group
5.95% 1/18/18	70,000	66,485
6.15% 4/1/18	115,000	110,702
@6.75% 10/1/37	15,000	12,212
		189,399
Capital Goods – 0.59%
Allied Waste North America 6.875% 6/1/17	30,000	27,943
Caterpillar 7.90% 12/15/18	60,000	69,192
Graham Packaging 9.875% 10/15/14	49,000	30,380
Tyco Electronics Group 7.125% 10/1/37	55,000	41,716
United Technologies 6.125% 2/1/19	50,000	53,596
Waste Management 7.01% 8/1/26	45,000	37,477
		260,304
Consumer Cyclical – 1.10%
CVS Caremark
5.75% 6/1/17	105,000	99,015
6.25% 6/1/27	60,000	55,935
Dollar General 10.625% 7/15/15	44,000	42,240
Macy’s Retail Holdings 6.65% 7/15/24	50,000	27,496
MGM MIRAGE 7.50% 6/1/16	50,000	31,938
Neiman Marcus Group 10.375% 10/15/15	5,000	2,175
Target 4.00% 6/15/13	65,000	60,690
Toll 8.25% 2/1/11	50,000	46,000
Wal-Mart Stores 6.20% 4/15/38	105,000	120,602
		486,091
Consumer Non-Cyclical – 3.09%
Amgen
6.375% 6/1/37	150,000	161,818
6.90% 6/1/38	5,000	5,728
AstraZeneca 6.45% 9/15/37	70,000	79,846
Bottling Group 6.95% 3/15/14	125,000	135,874
Covidien International Finance
6.00% 10/15/17	100,000	98,817
6.55% 10/15/37	40,000	40,716
Delhaize America 9.00% 4/15/31	110,000	111,513
Delhaize Group 6.50% 6/15/17	30,000	27,283
Diageo Capital 5.75% 10/23/17	115,000	111,463
#Dr Pepper Snapple Group 144A 6.82% 5/1/18	115,000	113,623
General Mills 5.65% 9/10/12	35,000	35,755
GlaxoSmithKline Capital
4.375% 4/15/14	15,000	14,728
5.65% 5/15/18	82,000	86,284
Kroger
6.80% 12/15/18	15,000	15,530
6.90% 4/15/38	20,000	21,025
7.50% 1/15/14	70,000	73,661
LVB Acquisition 10.00% 10/15/17	49,000	47,285
Quest Diagnostic 5.45% 11/1/15	80,000	70,281
Wyeth 5.50% 2/1/14	110,000	111,859
		1,363,089

Energy – 1.64%
Chesapeake Energy 6.625% 1/15/16	49,000	38,955
Enterprise Products Operating
6.30% 9/15/17	70,000	59,340
6.50% 1/31/19	5,000	4,214
6.875% 3/1/33	40,000	30,740
Kinder Morgan Energy Partners
5.80% 3/15/35	20,000	13,962
6.95% 1/15/38	55,000	44,602
7.30% 8/15/33	20,000	16,644
Nexen
5.65% 5/15/17	30,000	25,152
6.40% 5/15/37	50,000	39,234
PetroHawk Energy 9.125% 7/15/13	15,000	12,225
Plains All American Pipeline 6.50% 5/1/18	50,000	39,940
Shell International Finance 6.375% 12/15/38	105,000	118,543
Suncor Energy 5.95% 12/1/34	5,000	3,709
Talisman Energy
5.85% 2/1/37	50,000	34,876
6.25% 2/1/38	15,000	10,921
TransCanada Pipelines
5.85% 3/15/36	80,000	68,256
•6.35% 5/15/67	25,000	11,189
7.25% 8/15/38	35,000	34,945
Transocean 6.00% 3/15/18	50,000	45,618
Weatherford International
5.95% 6/15/12	15,000	14,265
6.00% 3/15/18	40,000	33,647
6.35% 6/15/17	20,000	17,095
7.00% 3/15/38	10,000	7,695
		725,767
Financials – 1.19%
FTI Consulting 7.75% 10/1/16	40,000	33,100
General Electric Capital
5.625% 5/1/18	85,000	85,770
5.875% 1/14/38	135,000	132,600
•Hartford Financial Services Group 8.125% 6/15/38	50,000	26,359
International Lease Finance
5.875% 5/1/13	115,000	76,841
6.625% 11/15/13	5,000	3,372
Metlife 6.817% 8/15/18	170,000	162,187
Õ@Montpelier Re Holdings 6.125% 8/15/13	5,000	4,873
		525,102
Insurance – 0.82%
UnitedHealth Group
5.50% 11/15/12	60,000	54,723
5.80% 3/15/36	170,000	129,902
Unitrin 6.00% 5/15/17	25,000	17,920
WellPoint
5.00% 1/15/11	45,000	42,552
5.00% 12/15/14	65,000	56,530
5.85% 1/15/36	15,000	12,291
5.95% 12/15/34	60,000	49,995
		363,913
Media – 1.11%
#Charter Communications Operating 144A 10.875% 9/15/14	49,000	39,445
Comcast
5.70% 5/15/18	85,000	79,855
5.875% 2/15/18	65,000	61,700
CSC Holdings 6.75% 4/15/12	25,000	23,000
Thomson Reuters
5.95% 7/15/13	40,000	37,277
6.50% 7/15/18	60,000	54,654
Time Warner Cable
7.30% 7/1/38	40,000	41,683
8.75% 2/14/19	80,000	87,135
#Vivendi 144A 6.625% 4/4/18	80,000	64,664
		489,413
Services Non-Cyclical – 0.67%
Aramark 8.50% 2/1/15	50,000	45,500
Community Health Systems 8.875% 7/15/15	49,000	45,325
HCA 9.25% 11/15/16	49,000	45,080
#President and Fellows of Harvard College 144A 6.50% 1/15/39	135,000	157,421
		293,326
Technology & Electronics – 0.67%
International Business Machine 6.50% 10/15/13	100,000	109,737
Oracle 5.75% 4/15/18	135,000	141,459
SunGard Data Systems 9.125% 8/15/13	50,000	43,500
		294,696
Telecommunications – 3.15%
AT&T 5.60% 5/15/18	110,000	112,199
AT&T Wireless 8.125% 5/1/12	105,000	112,680
Cricket Communications 9.375% 11/1/14	49,000	44,345

Deutsche Telekom International Finance
5.25% 7/22/13		50,000	48,387
6.75% 8/20/18		100,000	101,579
8.75% 6/15/30		40,000	49,458
Inmarsat Finance 10.375% 11/15/12		50,000	44,563
Intelsat Jackson Holdings 11.25% 6/15/16		49,000	44,835
MetroPCS Wireless 9.25% 11/1/14		48,000	43,200
Rogers Communications
6.80% 8/15/18		90,000	91,098
7.50% 8/15/38		5,000	5,435
Rogers Wireless 8.00% 12/15/12		45,000	43,313
Sprint Nextel 6.00% 12/1/16		50,000	35,301
Telecom Italia Capital 7.721% 6/4/38		80,000	65,866
Verizon Communications
5.50% 2/15/18		115,000	110,807
6.10% 4/15/18		70,000	69,870
8.95% 3/1/39		55,000	71,262
#Verizon Wireless 144A 8.50% 11/15/18		40,000	46,948
Virgin Media Finance 8.75% 4/15/14		50,000	37,750
Vodafone Group
5.00% 12/16/13		45,000	43,335
5.00% 9/15/15		15,000	13,774
5.375% 1/30/15		60,000	56,585
6.15% 2/27/37		50,000	49,585
Windstream 8.125% 8/1/13		50,000	46,250
			1,388,425
Utilities – 1.00%
Columbus Southern Power 6.05% 5/1/18		15,000	14,557
Commonwealth Edison
5.80% 3/15/18		57,000	51,606
5.90% 3/15/36		10,000	8,342
6.15% 9/15/17		22,000	20,490
Detroit Edison 5.60% 6/15/18		15,000	14,389
Duke Energy Carolinas
5.75% 11/15/13		10,000	10,353
7.00% 11/15/18		25,000	28,905
Illinois Power 6.125% 11/15/17		30,000	26,958
NRG Energy 7.375% 2/1/16		50,000	46,625
Pacificorp 5.25% 6/15/35		40,000	37,236
PECO Energy 5.35% 3/1/18		25,000	23,909
PPL Electric Utilities 7.125% 11/30/13		40,000	42,453
South Carolina Electric & Gas 6.50% 11/1/18		35,000	39,248
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15		12,000	8,580
Union Electric 6.70% 2/1/19		75,000	68,459
			442,110
Total Corporate Bonds (cost $8,069,027)			8,429,569

Foreign Agencies – 0.91%Δ
France – 0.03%
France Telecom 7.75% 3/1/11		15,000	15,792
			15,792
Germany – 0.88%
KFW 6.50% 11/15/11	NZD	621,000	386,485
			386,485
Total Foreign Agencies (cost $443,169)			402,277

Non-Agency Asset-Backed Securities – 1.72%
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	USD	90,000	87,839
Caterpillar Financial Asset Trust Series 2008-A A3 4.94% 4/25/14		90,000	87,153
CNH Equipment Trust Series 2008-A A4A 4.93% 8/15/14		90,000	83,000
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		45,000	41,628
•#Golden Credit Card Trust Series 2008-3 A 144A 2.195% 7/15/17		100,000	85,000
Harley-Davidson Motorcycle Trust Series 2007-2 A3 5.10% 5/15/12		195,000	193,644
Honda Auto Receivables Owner Trust Series 2007-1 A3 5.10% 3/18/11		92,996	92,553
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12		90,000	86,278
Total Non-Agency Asset-Backed Securities (cost $780,781)			757,095

Non-Agency Collateralized Mortgage Obligation – 0.11%
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		56,327	48,987
Total Non-Agency Collateralized Mortgage Obligation (cost $50,694)			48,987

Sovereign Debt – 3.36%Δ
Germany – 1.70%
Bundesobligation 3.50% 4/12/13	EUR	514,600	751,572
			751,572
Mexico – 0.71%
Mexican Government
5.95% 3/19/19	USD	60,000	60,300
10.00% 11/20/36	MXN	2,930,000	252,375
			312,675
Russia – 0.04%
Russia Government 7.50% 3/31/30	USD	19,600	17,290
			17,290

United Kingdom – 0.91%
U.K. Treasury 5.00% 3/7/18	GBP	238,000	402,180
			402,180
Total Sovereign Debt (cost $1,516,649)			1,483,717

Supranational Banks – 2.33%
European Investment Bank
1.40% 6/20/17	JPY	49,800,000	536,102
6.00% 8/14/13	AUD	533,000	395,044
11.25 2/14/13	BRL	220,000	97,724
Total Supranational Banks (cost $1,085,545)			1,028,870

U.S. Treasury Obligations – 3.46%
U.S. Treasury Notes
1.50% 12/31/13	USD	235,000	234,541
¥3.75% 11/15/18		1,140,000	1,290,871
Total U.S. Treasury Obligations (cost $1,448,590)			1,525,412

		Number of
		Shares
Preferred Stock – 0.12%
Braskem Class A 8.77%		990	2,374
†•JPMorgan Chase 7.90%		50,000	41,701
Transneft 2.74%		40	9,200
Total Preferred Stock (cost $70,534)			53,275

		Principal
		Amount°
≠Discounted Commercial Paper – 7.08%
Bank of America 2.75% 2/12/09	USD	1,000,000	996,793
BP Capital Markets 1.70% 1/7/09		600,000	599,830
Merck 1.00% 1/20/09		545,000	544,712
Procter & Gamble 1.25% 2/10/09		985,000	983,632
Total Commercial Paper (cost $3,124,966)			3,124,967

Repurchase Agreement* – 3.09%
BNP Paribas 0.005%, dated 12/31/08, to be
repurchased on 1/2/08, repurchase price $1,365,004
(collateralized by U.S. Government obligations,
10/22/09; market value $1,393,676)		1,365,000	1,365,000
Total Repurchase Agreement (cost $1,365,000)			1,365,000

Total Value of Securities – 99.81%
(cost $47,454,454)			44,047,427
Receivables and Other Assets Net of Liabilities (See Notes) – 0.19%			82,013
Net Assets Applicable to 5,682,710 Shares Outstanding – 100.00%			$44,129,440

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
MXN – Mexican Peso
NZD – New Zealand Dollar
USD – United States Dollar

¥Fully or partially pledged as collateral for financial futures contracts.
•Variable rate security. The rate shown is the rate as of December 31, 2008.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2008, the aggregate amount of Rule 144A securities was $601,638, which represented 1.36% of the Portfolio’s net assets. See Note 5 in "Notes."
@Illiquid security. At December 31, 2008, the aggregate amount of illiquid securities was $127,982, which represented 0.29% of the Portfolio's net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at time of purchase.
†Non income producing security.
ΔSecurities have been classified by country of origin.
*See Note 1 in “Notes.”
ÕRestricted Security. This investment is in a security not registered under the Securities Act of 1933, as amended, and has certain restrictions on resale which may limit its liquidity. At December 31, 2008, the amount of the restricted security was $4,873 or 0.01% of the Portfolio's net assets. See Note 5 in “Notes.”
±Security is being valued based on international fair value pricing. At December 31, 2008, the aggregate amount of international fair value priced securities was $3,307,723, which represented 7.50% of the Fund's net assets. See Note 1 in "Notes."
§Developing Market – countries that are thought to be most developed and therefore less risky.
XEmerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential.

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
CVA – Dutch Certificate
GDR – Global Depositary Receipts
NVDR – Non Voting Depositary Receipts
S.F. – Single Family
TBA – To be announced
yr – year

The following foreign currency exchange contracts and financial futures contracts were outstanding at December 31, 2008:

Foreign Currency Exchange Contracts[1]
					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(477,577)	USD	(310,000)	1/7/09	$(29,506)
BRL	62,086	USD	25,655	1/30/09	1,170
EUR	47,711	USD	67,000	1/7/09	(369)
EUR	(41,624)	USD	(52,545)	1/7/09	(5,587)
GBP	(247,917)	USD	(366,000)	1/7/09	4,263
JPY	(528,198)	USD	(5,883)	1/7/09	60
NZD	(653,351)	USD	(350,000)	1/7/09	(33,716)
					$(63,685)

Financial Futures Contracts[2]

				Unrealized
Contracts to Sell	Notional Cost	Notional Value	Expiration Date	Appreciation (Depreciation)
(1) U.S. Treasury Long Bond	$ (135,575)	$(138,047)	3/31/08	$ (2,472)
(7) U.S. U.S. Treasury 5 yr Notes	(835,830)	(833,383)	3/31/08	2,447
(4) U.S. U.S. Treasury 10 yr Notes	(497,397)	(503,000)	3/31/08	(5,603)
	$(1,468,802)			$ (5,628)

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”

See accompanying notes

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Foundation Funds – Delaware Conservative Allocation Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provisions for federal income taxes has been made in the financial statements as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Each Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At December 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$47,622,057
Aggregate unrealized appreciation	1,126,551
Aggregate unrealized depreciation	(4,701,181)
Net unrealized depreciation	$ (3,574,630)

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of December 31, 2008:

	Securities	Derivatives
Level 1	$13,890,185	$-
Level 2	29,817,097	(69,313)
Level 3	340,145	-
Total	$44,047,427	$(69,313)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 9/30/08	$-
Net change in unrealized
appreciation/(depreciation)	(3,113)
Net transfers in and/or out of Level 3	343,258
Balance as of 12/31/08	$340,145

Net change in unrealized appreciation/
(depreciation) from investments still held
as of 12/31/08	$(3,113)

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts
The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest in Real Estate Investment Trusts (REITs) and are subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2008. The Portfolio’s holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Portfolio may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Rating Group and/or Ba or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. The Portfolio may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offerings. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Moderate Allocation Portfolio

December 31, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 43.50%
U.S. Markets – 26.57%
Consumer Discretionary – 2.33%
†Aeropostale	1,200	$19,320
†Bally Technologies	1,005	24,150
†Buffalo Wild Wings	555	14,236
Burger King Holdings	2,390	57,073
CKE Restaurants	2,215	19,226
Comcast Class A	2,950	49,796
DeVry	480	27,557
Disney (Walt)	2,060	46,741
†Fossil	1,005	16,784
Gap	11,400	152,646
Guess	705	10,822
†Jack in the Box	1,420	31,368
†Jarden	2,570	29,555
Limited Brands	15,900	159,636
†Marvel Entertainment	800	24,600
Mattel	9,200	147,200
McDonald's	1,410	87,688
†MGM MIRAGE	6,200	85,312
National CineMedia	2,155	21,852
NIKE Class B	770	39,270
†Papa John's International	1,200	22,116
Phillips-Van Heusen	2,090	42,072
Staples	8,600	154,112
†True Religion Apparel	605	7,526
†Ulta Salon Cosmetics & Fragrance	1,875	15,525
†Universal Electronics	975	15,815
†Viacom Class B	1,290	24,587
Weight Watchers International	4,400	129,448
†WMS Industries	910	24,479
		1,500,512
Consumer Staples – 3.02%
Alberto-Culver	915	22,427
Altria Group	520	7,831
Archer-Daniels-Midland	7,000	201,810
Casey's General Stores	845	19,241
†Chattem	390	27,897
CVS Caremark	8,060	231,644
Heinz (H.J.)	4,000	150,400
Kimberly-Clark	2,900	152,946
Kraft Foods Class A	5,500	147,675
PepsiCo	1,800	98,586
Philip Morris International	520	22,625
Procter & Gamble	5,770	356,700
†Ralcorp Holdings	390	22,776
Safeway	6,900	164,013
Seaboard	17	20,298
Smucker (J.M.)	630	27,317
Walgreen	6,200	152,954
Wal-Mart Stores	2,100	117,726
		1,944,866
Energy – 2.15%
Apache	520	38,756
Arch Coal	1,250	20,363
†Basic Energy Services	970	12,649
†Brigham Exploration	2,010	6,432
†Bristow Group	800	21,432
†Carrizo Oil & Gas	385	6,199

Chevron	3,000	221,910
†Complete Production Services	1,770	14,426
ConocoPhillips	4,090	211,862
EOG Resources	2,970	197,743
†EXCO Resources	800	7,248
Exxon Mobil	2,480	197,978
Lufkin Industries	375	12,938
Marathon Oil	5,600	153,216
Massey Energy	620	8,550
†National Oilwell Varco	1,370	33,483
Noble	660	14,560
Occidental Petroleum	1,410	84,586
Penn Virginia	800	20,784
†Petroquest Energy	2,615	17,677
Schlumberger	1,270	53,759
St. Mary Land & Exploration	1,540	31,277
		1,387,828
Financials – 3.34%
Alexandria Real Estate Equities	210	12,671
Allstate	5,000	163,800
Bank of America	4,110	57,869
Bank of New York Mellon	10,200	288,965
BB&T	880	24,165
Berkley (W.R.)	1,280	39,680
Blackstone Group	2,180	14,235
Capital One Financial	1,220	38,906
City Holding	305	10,608
CME Group	900	187,299
Digital Realty Trust	605	19,874
Dime Community Bancshares	1,610	21,413
East West Bancorp	1,670	26,670
First Commonwealth Financial	1,275	15,785
First Midwest Bancorp	845	16,875
First Niagara Financial Group	1,815	29,349
Greenhill	320	22,326
Hanover Insurance Group	770	33,087
Harleysville Group	610	21,185
Home Properties	605	24,563
Host Hotels & Resorts	1,680	12,718
Independent Bank	595	15,565
†IntercontinentalExchange	3,100	255,563
JPMorgan Chase	3,070	96,797
Merrill Lynch	1,700	19,788
optionsXpress Holdings	1,200	16,032
PNC Financial Services Group	590	28,910
†ProAssurance	605	31,932
Prudential Financial	970	29,352
†RiskMetrics Group	1,005	14,964
RLI	395	24,158
Senior Housing Properties Trust	1,800	32,256
Simon Property Group	390	20,721
Smithtown Bancorp	275	4,408
Sovran Self Storage	685	24,660
TCF Financial	1,070	14,616
†Texas Capital Bancshares	1,150	15,364
Travelers	4,790	216,508
Trustmark	1,420	30,658
U.S. Bancorp	2,170	54,272
Valley National Bancorp	595	12,049
Waddell & Reed Financial	1,235	19,093
Washington Federal	810	12,118
Wells Fargo	2,790	82,249
		2,154,076
Health Care – 4.80%
†Align Technology	2,215	19,381
†Alkermes	2,615	27,850
Allergan	5,025	202,608
†Amgen	1,340	77,385
†AMN Healthcare Services	1,815	15,355
†Bio-Rad Laboratories Class A	400	30,124

Bristol-Myers Squibb	8,000	186,000
Cardinal Health	4,500	155,115
†Catalyst Health Solutions	800	19,480
†Celera	2,110	23,484
†Conmed	570	13,646
†Dionex	400	17,940
†Express Scripts	940	51,681
†Genentech	4,320	358,171
†Gen-Probe	975	41,769
†Gilead Sciences	1,570	80,290
†Healthways	1,005	11,537
†Hologic	2,750	35,943
Johnson & Johnson	4,800	287,184
†Kendle International	860	22,119
†Medarex	2,970	16,573
Medtronic	1,760	55,299
Merck	8,120	246,848
†Noven Pharmaceuticals	1,610	17,710
†Onyx Pharmaceuticals	670	22,887
†OSI Pharmaceuticals	605	23,625
Pfizer	10,880	192,685
†Psychiatric Solutions	1,005	27,989
Quest Diagnostics	3,200	166,112
†Quidel	1,280	16,730
†Regeneron Pharmaceuticals	1,115	20,471
†Res-Care	1,815	27,261
†Sun Healthcare Group	2,215	19,603
†Techne	380	24,518
†Thermo Fisher Scientific	920	31,344
†United Therapeutics	400	25,020
UnitedHealth Group	7,720	205,352
Universal Health Services Class B	305	11,459
†Vertex Pharmaceuticals	800	24,304
West Pharmaceutical Services	360	13,597
Wyeth	6,080	228,061
		3,094,510
Industrials – 2.35%
AAON	1,450	30,276
Acuity Brands	605	21,121
Administaff	1,005	21,748
American Ecology	925	18,713
Applied Industrial Technologies	800	15,136
Barnes Group	1,200	17,400
Boeing	770	32,856
Caterpillar	520	23,228
†Chart Industries	1,115	11,852
†Columbus McKinnon	1,420	19,383
†CRA International	355	9,560
Donnelley (R.R.) & Sons	7,400	100,492
†DynCorp International Class A	1,200	18,204
Expeditors International Washington	4,600	153,042
Fluor	680	30,512
†FTI Consulting	430	19,212
General Electric	4,800	77,760
Goodrich	1,540	57,011
Granite Construction	620	27,237
Healthcare Services Group	1,545	24,612
†Hexcel	1,935	14,300
Honeywell International	880	28,890
†Hub Group Class A	875	23,214
†Kadant	800	10,784
†Kforce	1,960	15,053
McGrath RentCorp	1,005	21,467
Norfolk Southern	1,160	54,578
Otter Tail	800	18,664
†Perini	605	14,145
Republic Services	1,080	26,773
Rockwell Collins	900	35,181
Roper Industries	680	29,519
Triumph Group	605	25,688

United Parcel Service Class B	3,200	176,512
†United Stationers	605	20,261
United Technologies	1,370	73,432
†URS	605	24,666
Waste Management	5,200	172,328
		1,514,810
Information Technology – 5.80%
†Anixter International	605	18,223
†Apple	3,500	298,725
Applied Materials	3,210	32,517
†Blackboard	725	19,017
†Cisco Systems	4,860	79,218
†Digital River	690	17,112
†eBay	8,500	118,660
†EMC	4,750	49,733
†FARO Technologies	1,005	16,944
†Google Class A	1,045	321,494
Heartland Payment Systems	1,005	17,588
Hewlett-Packard	1,870	67,862
†iGate	2,190	14,257
infoGROUP	4,220	20,003
†Informatica	1,005	13,799
Intel	20,510	300,677
International Business Machines	2,320	195,251
†Intuit	9,000	214,110
†IPG Photonics	800	10,544
†J2 Global Communications	1,420	28,457
†JDA Software Group	1,420	18,645
†Lawson Software	4,635	21,970
MasterCard Class A	1,600	228,688
†McAfee	770	26,619
Microsoft	5,630	109,447
Motorola	24,200	107,206
†NETGEAR	1,725	19,682
NIC	1,240	5,704
†Nuance Communications	3,065	31,753
†ON Semiconductor	2,820	9,588
†Progress Software	1,200	23,112
QUALCOMM	9,680	346,834
Quality Systems	595	25,954
†Rofin-Sinar Technologies	700	14,406
†SanDisk	4,075	39,120
†Sapient	2,450	10,878
†SAVVIS	1,610	11,093
†Symantec	1,800	24,336
†Synaptics	940	15,566
†Tekelec	2,140	28,548
†TeleTech Holdings	1,280	10,688
†Teradata	7,500	111,225
United Online	2,615	15,873
†ValueClick	1,420	9,713
†VeriSign	9,000	171,720
†ViaSat	1,180	28,414
†Visa Class A	5,270	276,412
†Wind River Systems	1,770	15,983
Xerox	15,100	120,347
		3,733,715
Materials – 1.08%
Ashland	610	6,406
Compass Minerals International	380	22,291
Cytec Industries	640	13,581
Dow Chemical	2,060	31,085
duPont (E.I.) deNemours	7,300	184,689
Ferro	1,815	12,796
Freeport-McMoRan Copper & Gold	1,970	48,147
Lubrizol	1,030	37,482
Monsanto	570	40,100
†Owens-Illinois	1,690	46,188
†PolyOne	4,830	15,215
Praxair	2,900	172,143

Rock-Tenn Class A	800	27,344
†Rockwood Holdings	1,690	18,252
Silgan Holdings	415	19,841
		695,560
Telecommunications – 1.05%
Alaska Communications Systems Group	2,615	24,529
AT&T	6,590	187,815
†Crown Castle International	8,000	140,640
Embarq	590	21,216
†MetroPCS Communications	2,060	30,591
NTELOS Holdings	840	20,714
Verizon Communications	7,320	248,148
		673,653
Utilities – 0.65%
Black Hills	1,345	36,261
Cleco	1,315	30,021
Exelon	1,090	60,615
FirstEnergy	830	40,321
PPL	1,800	55,242
Progress Energy	3,700	147,445
Sempra Energy	1,060	45,188
		415,093
Total U.S. Markets (cost $21,029,635)		17,114,623

§Developed Markets – 11.50%
Consumer Discretionary – 1.93%
±Bayerische Motoren Werke	4,303	134,988
±Don Quijote	6,700	133,467
±NGK Spark Plug	12,000	96,329
±PPR	687	45,203
±Publicis Groupe	3,941	102,210
=Round One	227	168,139
±Teleperformance	6,587	185,284
±Toyota Motor	3,389	111,942
±Vivendi	4,943	161,906
±WPP Group	17,036	100,417
		1,239,885
Consumer Staples – 1.10%
±Coca-Cola Amatil	43,996	288,461
±Greggs	2,044	103,475
±Metro	3,861	155,167
±Parmalat	97,166	163,808
		710,911
Energy – 1.09%
±BP	39,978	313,083
†Nabors Industries	1,800	21,546
Precision Drilling Trust	548	4,601
±†Strike Resources	2,900	603
Tenaris ADR	975	20,456
±Total	4,769	263,487
†Transocean	1,700	80,325
		704,101
Financials – 1.34%
Aspen Insurance Holdings	1,445	35,041
±AXA	7,003	157,961
Credicorp	500	24,980
Everest Re Group	390	29,695
±ING Groep CVA	8,633	95,483
IPC Holdings	655	19,585
Max Capital Group	1,610	28,497
±Mitsubishi UFJ Financial Group	39,573	248,517
±Nordea Bank	17,490	125,950
±Standard Chartered	7,495	96,509
		862,218
Health Care – 1.49%
±AstraZeneca	4,998	207,535
†Eurand	1,815	15,627
±Novartis	4,315	215,484
±Novo Nordisk Class B	3,432	177,908
±Ono Pharmaceutical	3,200	166,468
±Sanofi-Aventis	2,727	175,287
		958,309

Industrials – 1.30%
±Asahi Glass	13,000	74,043
±Cie de Saint-Gobain	2,953	140,218
±Deutsche Post	16,443	277,018
±Koninklijke Philips Electronics	8,178	162,942
±Tomkins	58,917	107,667
±Vallourec	679	77,583
		839,471
Information Technology – 1.51%
Accenture Class A	1,010	33,118
±Canon	5,200	164,624
†CGI Group Class A	31,656	249,751
±Ericsson LM Class B	20,900	164,616
±Nokia	12,651	199,503
†Research in Motion	4,000	162,320
		973,932
Materials – 0.41%
±†Alara Resources	400	10
±Anglo American	459	10,886
±Griffin Mining	6,400	1,670
±Lafarge	1,589	97,665
±Linde	1,817	155,298
±†Mwana Africa	1,600	77
		265,606
Telecommunications – 0.91%
±France Telecom	7,009	196,323
±Telstra	69,032	188,552
±Vodafone Group	95,175	197,806
		582,681
Utilities – 0.42%
±National Grid	26,943	270,425
		270,425
Total Developed Markets (cost $8,966,228)		7,407,539

XEmerging Markets – 5.43%
Consumer Discretionary – 0.38%
#Almacenes Exito GDR 144A	1,000	4,518
±Cheil Industries	180	5,833
†CTC Media	100	480
†Focus Media Holding ADR	9,500	86,355
±Fountain Set Holdings	8,000	312
#Grupo Clarin GDR Class B 144A	700	2,372
Grupo Televisa ADR	2,500	37,350
±JD Group	2,499	9,789
±Oriental Holdings	7,100	10,181
±Sun International	1,059	10,539
±Techtronic Industries	194,000	38,999
±†Tom Group	166,000	7,007
±Turk Sise ve Cam Fabrikalari	12,308	8,811
Wal-Mart de Mexico Series V	9,488	25,578
		248,124
Consumer Staples – 0.32%
Charoen Pokphand Foods	12,200	1,113
†Cosan Class A	4,700	16,262
Cresud ADR	5,450	48,778
±First Pacific	75,978	26,525
Fomento Economico Mexicano ADR	1,000	30,130
†Gruma ADR	2,575	5,150
±Gudang Garam	26,000	10,241
±†Lotte Confectionery	23	23,959
±President Chain Store	10,000	24,049
±Tongaat Hulett	1,136	7,679
Wimm-Bill-Dann Foods ADR	525	13,813
		207,699
Energy – 0.98%
China Petroleum & Chemical ADR	200	12,358
±China Shenhua Energy	8,000	17,151
CNOOC ADR	500	47,620

±CNPC Hong Kong	10,000	3,133
Gazprom ADR	5,880	83,623
KazMunaiGas Exploration Production GDR	3,450	43,470
LUKOIL ADR	200	6,620
LUKOIL ADR (London International Exchange)	611	19,583
Oil & Gas Development GDR	300	1,895
±PetroChina	14,000	12,441
PetroChina ADR	600	53,388
Petroleo Brasileiro SA ADR	2,900	71,021
Petroleo Brasiliero SP ADR	1,800	36,738
±Polski Koncern Naftowy Orlen	1,757	15,272
PTT Exploration & Production	8,319	25,064
#Reliance Industries GDR 144A	979	50,321
Rosenfet Oil GDR	4,323	16,076
±Sasol	873	26,112
Sasol ADR	700	21,231
±SK Energy	326	19,994
±Surgutneftegaz ADR	6,017	30,895
±Tambang Batubara Bukit Asam	13,991	9,016
†Willbros Group	1,025	8,682
		631,704
Financials – 0.55%
±Alarko Gayrimenkul Yatirim Ortakligi	100	534
Banco Bradesco ADR	3,550	35,039
Banco Itau Holding Financeira ADR	2,900	33,640
±Bangkok Bank	4,700	9,501
±Cathay Financial Holding	6,000	6,769
†Grupo Financiero Galicia ADR	500	1,130
±Hong Leong Bank	14,000	20,631
ICICI Bank ADR	1,225	23,581
±Indiabulls Real Estate GDR	200	546
†IRSA Inversiones y Representaciones GDR	3,700	16,280
†KB Financial Group ADR	1,500	39,300
±KLCC Property Holdings	11,200	9,094
±OTP Bank	565	8,630
Sberbank	61,135	45,240
±Standard Bank Group	2,446	21,705
±Turkiye Is Bankasi Class C	4,295	11,719
±†UEM Land Holdings	20,749	3,215
Unibanco ADR	1,000	64,620
		351,174
Industrials – 0.39%
†51job ADR	200	1,232
±Alarko Holding	6,578	7,229
±Barloworld	500	2,238
±China Shipping Development	6,000	6,046
±†China Water Affairs Group	4,000	495
±CJ	460	14,911
±Evergreen Marine	54,000	25,581
Gol Linhas Aereas Inteligentes ADR	3,850	16,286
±†Hyundai Elevator	141	7,346
±Siam Cement NVDR	6,400	19,089
±Singapore Airlines	14,083	111,400
±Sinotrans	16,000	3,123
±SK Holdings	139	10,656
±Walsin Lihwa	83,000	16,259
±Yazicilar Holding Class A	2,877	9,224
		251,115
Information Technology – 0.61%
China Digital TV Holdings ADR	1,300	10,894
Infosys Technologies ADR	1,925	47,297
†LDK Solar ADR	1,175	15,416
LG Display ADR	700	5,796
±Samsung Electronics	329	119,623
Satyam Computer Services ADR	3,200	28,928
Seagate Technology	23,900	105,877
†Sify Technologies ADR	400	608
±†SK Communications	593	2,643
†Spreadtrum Communications ADR	500	495
±Taiwan Semiconductor Manufacturing	14,000	19,128

†The9 ADR		500	6,660
±TravelSky Technology		10,000	4,423
±United Microelectronics		46,000	10,424
United Microelectronics ADR		8,600	16,856
			395,068
Materials – 0.46%
Aluminum Corporation China ADR		1,400	18,914
±ArcelorMittal South Africa		1,210	11,476
†Cemex ADR		3,025	27,649
†Chelyabinsk Zink Plant GDR		300	300
Cia de Minas Buenaventura ADR		800	15,936
Cia Siderurgica Nacional ADR		2,525	32,345
Cia Vale do Rio Doce ADR		7,325	88,706
±Formosa Chemicals & Fibre		15,000	18,406
Gold Fields ADR		1,900	18,867
Grupo Mexico Class B		11,519	7,470
±Impala Platinum Holdings		1,398	20,263
±Israel Chemicals		1,355	9,471
MMC Norilsk Nickel ADR		27	172
POSCO ADR		100	7,525
Votorantim Celulose e Papel ADR		2,775	22,006
			299,506
Telecommunications – 1.18%
America Movil ADR		675	20,918
China Mobile ADR		1,200	61,020
±China Telecom		36,000	13,609
±China Unicom		22,000	26,752
China Unicom ADR		5,568	67,930
Chunghwa Telecom ADR		14,487	225,990
KT ADR		5,400	79,218
Mobile Telesystems ADR		675	18,009
Philippine Long Distance Telephone ADR		200	9,390
SK Telecom ADR		4,200	76,356
±Telkom		1,704	20,810
Telkom ADR		1,550	76,849
Tim Participacoes ADR		1,475	18,423
±Turkcell Iletisim Hizmet		1,500	8,689
Turkcell Iletisim Hizmet ADR		1,850	26,973
Vimpel-Communications ADR		1,100	7,876
			758,812
Utilities – 0.56%
AES Tiete		2,065	11,411
Centrais Eletricas Brasileiras		13,000	145,418
Cia Energetica de Minas Gerais ADR		1,100	15,114
Energias do Brasil		7,500	73,234
Korea Electric Power ADR		8,600	99,846
±Tanjong		3,300	12,751
			357,774
Total Emerging Markets (cost $4,706,631)			3,500,976
Total Common Stock (cost $34,702,494)			28,023,138

Exchange Traded Funds – 8.22%
iShares MSCI EAFE Growth Index		113,300	5,149,485
iShares MSCI Emerging Markets Index		5,725	142,953
Total Exchange Traded Funds (cost $6,693,476)			5,292,438

		Principal
		Amount°
Agency Collateralized Mortgage Obligations – 0.84%
Fannie Mae Series 2003-32PH 5.50% 3/25/32	USD	120,000	122,825
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22		180,000	187,777
Series 3063 PC 5.00% 2/15/29		225,000	230,698
Total Agency Collateralized Mortgage Obligations (cost $519,319)			541,300

Agency Mortgage-Backed Securities – 12.55%
•Fannie Mae ARM
5.163% 9/1/38		129,951	132,361
6.167% 8/1/37		686,634	709,514

Fannie Mae S.F. 15 yr
4.50% 4/1/23	612,369	626,804
5.00% 9/1/18	95,833	98,930
5.00% 10/1/23	515,747	530,160
5.50% 6/1/22	84,237	86,904
5.50% 7/1/22	126,359	130,366
Fannie Mae S.F. 30 yr
4.50% 6/1/38	109,720	111,369
5.00% 12/1/36	1,813,878	1,892,977
5.50% 12/1/35	576,768	592,293
5.50% 10/1/38	599,493	613,811
6.00% 6/1/38	1,250,448	1,288,601
6.50% 8/1/38	438,554	455,959
Fannie Mae S.F. 30 yr TBA 4.50% 2/1/39	80,000	80,725
•Freddie Mac ARM 5.924% 10/1/36	267,326	273,293
Freddie Mac S.F. 30 yr 6.00% 9/1/37	455,228	460,595
Total Agency Mortgage-Backed Securities (cost $7,878,291)		8,084,662

Agency Obligations – 3.24%
Fannie Mae 4.625% 10/15/13	940,000	1,035,819
Federal Home Loan Bank 5.00% 11/17/17	475,000	545,580
Freddie Mac 4.125% 12/21/12	475,000	503,573
Total Agency Obligations (cost $1,965,146)		2,084,972

Commercial Mortgage-Backed Securities – 1.84%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	70,000	57,498
Bank of America Commercial Mortgage
Series 2004-4 A4 4.502% 7/10/42	175,000	160,794
•Series 2005-1 A4 4.988% 11/10/42	120,000	111,037
•Bear Stearns Commercial Mortgage Securities Series 2004-PWR4 A3 5.468% 6/11/41	70,000	63,143
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38	175,000	147,129
•Series 2004-GG2 A6 5.396% 8/10/38	200,000	164,343
Series 2005-GG4 A4 4.761% 7/10/39	160,000	129,360
Greenwich Capital Commercial Funding Series 2004-GG1 A4 4.755% 6/10/36	60,000	58,239
•Morgan Stanley Capital I Series 2004-T15 A4 5.27% 6/13/41	345,000	294,793
Total Commercial Mortgage-Backed Securities (cost $1,245,886)		1,186,336

Corporate Bonds – 12.79%
Banking – 2.15%
Bank of America
5.125% 11/15/14	55,000	53,244
5.65% 5/1/18	90,000	90,697
Bank of New York Mellon 5.125% 8/27/13	135,000	138,089
BB&T 4.90% 6/30/17	155,000	140,009
Citigroup 6.50% 8/19/13	265,000	267,672
JP Morgan Chase 6.00% 1/15/18	80,000	84,589
@JPMorgan Chase Capital XXV 6.80% 10/1/37	90,000	83,173
Morgan Stanley
5.30% 3/1/13	80,000	72,617
6.25% 8/9/26	100,000	81,522
PNC Funding 5.625% 2/1/17	175,000	170,243
Wells Fargo 5.625% 12/11/17	110,000	114,962
•Wells Fargo Capital XIII 7.70% 12/29/49	105,000	86,731
		1,383,548
Basic Industry – 0.28%
ArcelorMittal 6.125% 6/1/18	135,000	92,590
Domtar 7.125% 8/15/15	40,000	26,200
Freeport-McMoRan Copper & Gold 8.25% 4/1/15	40,000	34,039
Rio Tinto Finance USA
5.875% 7/15/13	30,000	23,918
7.125% 7/15/28	9,000	6,368
		183,115
Brokerage – 0.29%
Goldman Sachs Group
5.95% 1/18/18	60,000	56,987
6.15% 4/1/18	120,000	115,515
@6.75% 10/1/37	15,000	12,212
		184,714

Capital Goods – 0.39%
Allied Waste North America 6.875% 6/1/17	25,000	23,286
Caterpillar 7.90% 12/15/18	60,000	69,192
Graham Packaging 9.875% 10/15/14	40,000	24,800
Tyco Electronics Group 7.125% 10/1/37	55,000	41,716
United Technologies 6.125% 2/1/19	50,000	53,596
Waste Management 7.10% 8/1/26	45,000	37,477
		250,067
Consumer Cyclical – 0.68%
CVS Caremark
5.75% 6/1/17	120,000	113,161
6.25% 6/1/27	40,000	37,290
Dollar General 10.625% 7/15/15	15,000	14,400
Macy’s Retail Holdings 6.65% 7/15/24	55,000	30,245
MGM MIRAGE 7.50% 6/1/16	40,000	25,550
Neiman Marcus Group 10.375% 10/15/15	5,000	2,175
Target 4.00% 6/15/13	65,000	60,690
Toll 8.25% 2/1/11	40,000	36,800
Wal-Mart Stores
6.20% 4/15/38	80,000	91,887
6.50% 8/15/37	20,000	23,830
		436,028
Consumer Non-Cyclical – 2.17%
Amgen
6.375% 6/1/37	155,000	167,213
6.90% 6/1/38	5,000	5,728
ARAMARK 8.50% 2/1/15	40,000	36,400
AstraZeneca 6.45% 9/15/37	85,000	96,955
Bottling Group 6.95% 3/15/14	130,000	141,309
Covidien International Finance
6.00% 10/15/17	95,000	93,876
6.55% 10/15/37	40,000	40,716
Delhaize America 9.00% 4/15/31	105,000	106,444
Delhaize Group 6.50% 6/15/17	30,000	27,283
Diageo Capital 5.75% 10/23/17	110,000	106,617
#Dr Pepper Snapple Group 144A 6.82% 5/1/18	100,000	98,803
General Mills 5.65% 9/10/12	35,000	35,755
GlaxoSmithKline Capital
4.375% 4/15/14	10,000	9,819
5.65% 5/15/18	88,000	92,597
Kroger
6.80% 12/15/18	15,000	15,530
6.90% 4/15/38	20,000	21,025
7.50% 1/15/14	70,000	73,661
LVB Acquisition 10.00% 10/15/17	40,000	38,600
Quest Diagnostics 5.45% 11/1/15	80,000	70,281
Wyeth 5.50% 2/1/14	118,000	119,995
		1,398,607
Energy – 1.14%
Chesapeake Energy 6.625% 1/15/16	40,000	31,800
Enterprise Products Operating
6.30% 9/15/17	70,000	59,339
6.50% 1/31/19	10,000	8,428
6.875% 3/1/33	35,000	26,897
Kinder Morgan Energy Partners
5.80% 3/15/35	25,000	17,453
6.95% 1/15/38	50,000	40,547
7.30% 8/15/33	20,000	16,644
Nexen
5.65% 5/15/17	35,000	29,344
6.40% 5/15/37	50,000	39,234
PetroHawk Energy 9.125% 7/15/13	10,000	8,150
Plains All American Pipeline 6.50% 5/1/18	70,000	55,916
Shell International Finance 6.375% 12/15/38	100,000	112,898
Talisman Energy
5.85% 2/1/37	50,000	34,876
6.25% 2/1/38	20,000	14,562
TransCanada Pipelines
5.85% 3/15/36	60,000	51,192
•6.35% 5/15/67	25,000	11,189
7.25% 8/15/38	55,000	54,914
Transocean 6.00% 3/15/18	50,000	45,618

Weatherford International
5.95% 6/15/12	10,000	9,510
6.00% 3/15/18	50,000	42,058
6.35% 6/15/17	20,000	17,095
7.00% 3/15/38	5,000	3,848
		731,512
Financials – 0.50%
FTI Consulting 7.75% 10/1/16	40,000	33,100
General Electric Capital
5.625% 5/1/18	110,000	110,997
5.875% 1/14/38	100,000	98,222
International Lease Finance
5.875% 5/1/13	105,000	70,159
6.625% 11/15/13	15,000	10,116
		322,594
Insurance – 0.87%
•Hartford Financial Services Group 8.125% 6/15/38	60,000	31,631
MetLife 6.817% 8/15/18	165,000	157,417
Õ@Montpelier Re Holdings 6.125% 8/15/13	10,000	9,747
UnitedHealth Group
5.50% 11/15/12	55,000	50,163
5.80% 3/15/36	170,000	129,902
Unitrin 6.00% 5/15/17	35,000	25,087
WellPoint
5.00% 1/15/11	40,000	37,824
5.00% 12/15/14	80,000	69,575
5.85% 1/15/36	15,000	12,291
5.95% 12/15/34	44,000	36,663
		560,300
Media – 0.75%
#Charter Communications Operating 144A 10.875% 9/15/14	40,000	32,200
Comcast
5.70% 5/15/18	65,000	61,065
5.875% 2/15/18	80,000	75,939
CSC Holdings 6.75% 4/15/12	20,000	18,400
Thomson Reuters
5.95% 7/15/13	35,000	32,617
6.50% 7/15/18	75,000	68,318
Time Warner Cable
7.30% 7/1/38	40,000	41,683
8.75% 2/14/19	80,000	87,135
#Vivendi 144A 6.625% 4/4/18	80,000	64,664
		482,021
Services Non-Cyclical – 0.31%
Community Health Systems 8.875% 7/15/15	15,000	13,875
HCA 9.25% 11/15/16	40,000	36,800
#President & Fellows of Harvard College 144A 6.50% 1/15/39	130,000	151,590
		202,265
Technology & Electronics – 0.47%
International Business Machines 6.50% 10/15/13	105,000	115,223
Oracle 5.75% 4/15/18	145,000	151,938
Sungard Data Systems 9.125% 8/15/13	40,000	34,800
		301,961
Telecommunications – 2.11%
AT&T 5.60% 5/15/18	135,000	137,699
AT&T Wireless 8.125% 5/1/12	90,000	96,583
Cricket Communications 9.375% 11/1/14	40,000	36,200
Deutsche Telekom International Finance
5.25% 7/22/13	50,000	48,387
6.75% 8/20/18	100,000	101,579
8.75% 6/15/30	42,000	51,931
Inmarsat Finance 10.375% 11/15/12	40,000	35,650
Intelsat Jackson Holdings 11.25% 6/15/16	40,000	36,600
MetroPCS Wireless 9.25% 11/1/14	40,000	36,000
Rogers Communications 6.80% 8/15/18	115,000	116,404
Rogers Wireless 8.00% 12/15/12	40,000	38,500
Sprint Nextel 6.00% 12/1/16	40,000	28,240
Telecom Italia Capital 7.721% 6/4/38	100,000	82,332

Verizon Communications
5.50% 2/15/18		125,000	120,443
6.10% 4/15/18		75,000	74,860
8.95% 3/1/39		35,000	45,349
#Verizon Wireless Capital 144A 8.50% 11/15/18		40,000	46,948
Virgin Media Finance 8.75% 4/15/14		40,000	30,200
Vodafone Group
5.00% 12/16/13		45,000	43,335
5.00% 9/15/15		10,000	9,183
5.375% 1/30/15		60,000	56,585
6.15% 2/27/37		50,000	49,585
Windstream 8.125% 8/1/13		40,000	37,000
			1,359,593
Utilities – 0.68%
Columbus Southern Power 6.05% 5/1/18		15,000	14,557
Commonwealth Edison
5.80% 3/15/18		55,000	49,795
5.90% 3/15/36		10,000	8,342
6.15% 9/15/17		20,000	18,627
Detroit Edison 5.60% 6/15/18		20,000	19,186
Duke Energy Carolinas
5.75% 11/15/13		15,000	15,530
7.00% 11/15/18		25,000	28,905
Illinois Power 6.125% 11/15/17		5,000	4,493
NRG Energy 7.375% 2/1/16		40,000	37,300
Pacificorp 5.25% 6/15/35		40,000	37,236
PECO Energy 5.35% 3/1/18		35,000	33,472
PPL Electric Utilities 7.125% 11/30/13		40,000	42,453
South Carolina Electric & Gas 6.50% 11/1/18		30,000	33,641
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15		10,000	7,150
Union Electric 6.70% 2/1/19		100,000	91,279
			441,966
Total Corporate Bonds (cost $7,885,958)			8,238,291

Foreign Agencies – 0.51%Δ
France – 0.03%
France Telecom 7.75% 3/1/11		20,000	21,057
			21,057
Germany – 0.48%
KFW 6.50% 11/15/11	NZD	499,000	310,556
			310,556
Total Foreign Agencies (cost $364,502)			331,613

Non-Agency Asset-Backed Securities – 1.07%
•Bank of America Credit Card Trust Series 2006-A10 A10 0.313% 2/15/12	USD	150,000	144,252
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		70,000	68,319
Caterpillar Financial Asset Trust Series 2008-A A3 4.94% 4/25/14		70,000	67,786
CNH Equipment Trust Series 2008-A A4A 4.93% 8/15/14		70,000	64,556
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		35,000	32,378
Harley-Davidson Motorcycle Trust Series 2007-2 A3 5.10% 5/15/12		155,000	153,921
Honda Auto Receivables Owner Trust Series 2007-2 A3 5.10% 3/18/11		92,996	92,553
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12		70,000	67,105
Total Non-Agency Asset-Backed Securities (cost $698,706)			690,870

Non-Agency Collateralized Mortgage Obligation – 0.08%
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		59,456	51,708
Total Non-Agency Collateralized Mortgage Obligation (cost $53,511)			51,708

Sovereign Debt – 2.24%
Germany – 1.11%
Bundesobligation 3.50% 4/12/13	EUR	492,300	719,002
			719,002
Mexico – 0.46%
Mexican Government
5.95% 3/19/19	USD	50,000	50,250
10.00% 11/20/36	MXN	2,829,000	243,675
			293,925

Russia – 0.03%
Russia Government 7.50% 3/31/30	USD	20,580	18,155
			18,155
United Kingdom – 0.64%
U.K. Treasury 5.00% 3/7/18	GBP	245,000	414,009
			414,009
Total Sovereign Debt (cost $1,472,557)			1,445,091

Supranational Banks – 1.60%
European Investment Bank
1.40% 6/20/17	JPY	48,100,000	517,802
6.00% 8/14/13	AUD	558,000	413,573
11.25% 2/14/13	BRL	220,000	97,724
Total Supranational Banks (cost $1,074,974)			1,029,099

U.S. Treasury Obligations – 1.69%
US Treasury Notes
1.50% 12/31/13	USD	230,000	229,551
¥3.75% 11/15/18		760,000	860,580
Total U.S. Treasury Obligations (cost $1,046,003)			1,090,131

		Number of
		Shares
Preferred Stock – 0.13%
Braskem Class A 8.77%		1,873	4,491
•†JPMorgan Chase 7.90%		70,000	58,382
Transneft 2.74%		89	20,470
Total Preferred Stock (cost $116,837)			83,343

		Principal
		Amount°
≠Discounted Commercial Paper – 5.37%
Bank of America 2.75% 2/12/09	USD	890,000	887,146
BP Capital Markets 1.70% 1/7/09		825,000	824,766
Merck 1.00% 1/20/09		1,015,000	1,014,465
Procter & Gamble 1.25% 2/10/09		735,000	733,979
Total Discounted Commercial Paper (cost $3,460,356)			3,460,356

Repurchase Agreement* – 3.94%
BNP Paribas 0.005%, dated 12/31/08, to be
repurchased on 1/2/09, repurchase price $2,539,001
(collateralized by U.S. Government obligations,
10/22/09; market value $2,592,339)		2,539,000	2,539,000
Total Repurchase Agreement (cost $2,539,000)			2,539,000

Total Value of Securities – 99.61%
(cost $71,717,016)			64,172,348
Receivables and Other Assets Net of Liabilities (See Notes) – 0.39%			248,264
Net Assets Applicable to 8,039,973 Shares Outstanding – 100.00%			$64,420,612

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
MXN – Mexican Peso
NZD – New Zealand Dollar
USD – United States Dollar

¥Fully or partially pledged as collateral for financial futures contracts.
•Variable rate security. The rate shown is the rate as of December 31, 2008.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2008, the aggregate amount of Rule 144A securities was $516,064, which represented 0.80% of the Portfolio’s net assets. See Note 5 in “Notes.”

@Illiquid security. At December 31, 2008, the aggregate amount of illiquid securities was $105,132, which represented 0.16% of the Portfolio's net assets. See Note 5 in "Notes."
†Non income producing security.
ΔSecurities have been classified by country of origin.
*See Note 1 in “Notes.”
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At December 31, 2008, the aggregate amount of restricted securities was $9,747 or 0.02% of the Portfolio's net assets. See Note 5 in “Notes.”
±Security is being valued based on international fair value pricing. At December 31, 2008, the aggregate amount of international fair value priced securities was $7,456,208, which represented 11.57% of the Portfolio's net assets. See Note 1 in "Notes."
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At December 31, 2008, the aggregate amount of fair valued securities was $168,139, which represented 0.26% of the Portfolio’s net assets. See Note 1 in “Notes.”
§Developing Market – countries that are thought to be most developed and therefore less risky.
XEmerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
CVA – Dutch Certificate
GDR – Global Depositary Receipts
NVDR – Non Voting Depositary Receipts
REMICs – Real Estate Mortgage Investment Conduits
S.F. – Single Family
TBA – To be announced
yr – year

The following foreign currency exchange contracts and financial futures contracts were outstanding at December 31, 2008:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(486,953)	USD	318,709	1/7/09	$(27,462)
BRL	59,768	USD	(24,697)	1/30/09	1,126
EUR	46,286	USD	(65,000)	1/7/09	(358)
EUR	(29,882)	USD	37,722	1/7/09	(4,010)
GBP	(255,728)	USD	381,065	1/7/09	7,932
JPY	(894,480)	USD	9,962	1/7/09	102
NZD	(520,814)	USD	279,000	1/7/09	(26,877)
					$(49,547)

Financial Futures Contracts2
				Unrealized
Contracts to Sell	Notional Cost	Notional Value	Expiration Date	Depreciation
(1) U.S. Treasury Long Bond	$(135,575)	$(138,047)	3/31/09	$(2,472)
(2) U.S. U.S. Treasury 5 yr Notes	(237,151)	(238,109)	3/31/09	(958)
(2) U.S. U.S. Treasury 10 yr Notes	(249,869)	(251,500)	3/31/09	(1,631)
	$(622,595)	$(620,656)		$(5,061)

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Foundation Funds – Delaware Moderate Allocation Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At December 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$71,995,766
Aggregate unrealized appreciation	1,292,369
Aggregate unrealized depreciation	(9,115,787)
Net unrealized depreciation	$(7,823,418)

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio's investments by the FAS 157 fair value hierarchy levels as of December 31, 2008:

	Securities	Derivatives
Level 1	$29,336,535	$-
Level 2	34,418,360	(54,608)
Level 3	417,453	-
Total	$64,172,348	$(54,608)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 9/30/08	$-
Net change in unrealized
appreciation/(depreciation)	7,302
Net transfers in and/or out of Level 3	410,151
Balance as of 12/31/08	$417,453

Net change in unrealized appreciation/
(depreciation) from investments still held
as of 12/31/08	$7,302

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts
The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest in Real Estate Investment Trusts (REITs) and are subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2008. The Portfolio’s holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Portfolio invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Portfolio may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Rating Group and/or Ba or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. The Portfolio may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offerings. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Aggressive Allocation Portfolio

December 31, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 58.59%
U.S. Markets – 34.95%
Consumer Discretionary – 2.94%
†Aeropostale	1,105	$17,791
†Bally Technologies	880	21,146
†Buffalo Wild Wings	480	12,312
Burger King Holdings	2,080	49,670
CKE Restaurants	1,880	16,318
Comcast Class A	2,550	43,044
DeVry	440	25,260
Disney (Walt)	1,790	40,615
†Fossil	880	14,696
Gap	9,000	120,510
Guess	600	9,210
†Jack in the Box	1,150	25,404
†Jarden	2,260	25,990
Limited Brands	9,600	96,384
†Marvel Entertainment	655	20,141
Mattel	8,700	139,200
McDonald's	1,210	75,250
†MGM MIRAGE	5,000	68,800
National CineMedia	1,900	19,266
NIKE Class B	630	32,130
†Papa John's International	1,025	18,891
Phillips-Van Heusen	1,795	36,133
Staples	7,700	137,984
†True Religion Apparel	530	6,593
†Ulta Salon Cosmetics & Fragrance	1,610	13,331
†Universal Electronics	825	13,382
†Viacom Class B	1,110	21,157
Weight Watchers International	3,600	105,912
†WMS Industries	780	20,982
		1,247,502
Consumer Staples – 3.89%
Alberto Culver	760	18,628
Altria Group	440	6,626
Archer-Daniels-Midland	5,300	152,799
Casey's General Stores	720	16,394
†Chattem	335	23,963
CVS Caremark	7,040	202,330
Heinz (H.J.)	3,100	116,560
Kimberly-Clark	2,400	126,576
Kraft Foods Class A	4,600	123,510
PepsiCo	1,580	86,537
Philip Morris International	440	19,144
Procter & Gamble	5,010	309,718
†Ralcorp Holdings	340	19,856
Safeway	6,500	154,505
Seaboard	10	11,940
Smucker (J.M.)	540	23,414
Walgreen	5,500	135,685
Wal-Mart Stores	1,830	102,590
		1,650,775
Energy – 2.79%
Apache	440	32,793
Arch Coal	1,080	17,593
†Basic Energy Services	825	10,758
†Brigham Exploration	1,835	5,872
†Bristow Group	730	19,557
†Carrizo Oil & Gas	330	5,313
Chevron	2,640	195,281
†Complete Production Services	1,505	12,266
ConocoPhillips	3,410	176,638
EOG Resources	2,620	174,440
†EXCO Resources	760	6,886
Exxon Mobil	2,170	173,231
Lufkin Industries	320	11,040
Marathon Oil	4,300	117,648
Massey Energy	535	7,378
†National Oilwell Varco	1,160	28,350
Noble	560	12,354
Occidental Petroleum	1,240	74,388
Penn Virginia	655	17,017

†Petroquest Energy	2,255	15,244
Schlumberger	1,080	45,716
St. Mary Land & Exploration	1,220	24,778
		1,184,541
Financials – 4.36%
Alexandria Real Estate Equities	180	10,861
Allstate	3,700	121,212
Bank of America	3,640	51,251
Bank of New York Mellon	7,800	220,974
BB&T	760	20,870
Berkley (W.R.)	1,100	34,100
Blackstone Group	1,770	11,558
Capital One Financial	1,090	34,760
City Holding	265	9,217
CME Group	850	176,894
Digital Realty Trust	530	17,411
Dime Community Bancshares	1,305	17,357
East West Bancorp	1,375	21,959
First Commonwealth Financial	1,085	13,432
First Midwest Bancorp	780	15,577
First Niagara Financial Group	1,635	26,438
Greenhill	275	19,187
Hanover Insurance Group	740	31,798
Harleysville Group	610	21,185
Home Properties	575	23,345
Host Hotels & Resorts	1,440	10,901
Independent Bank	505	13,211
†IntercontinentalExchange	2,800	230,831
JPMorgan Chase	2,670	84,185
Merrill Lynch	1,480	17,227
optionsXpress Holdings	1,105	14,763
PNC Financial Services Group	520	25,480
†ProAssurance	530	27,973
Prudential Financial	840	25,418
†RiskMetrics Group	880	13,103
RLI	330	20,183
Senior Housing Properties Trust	1,545	27,686
Simon Property Group	330	17,533
Smithtown Bancorp	235	3,767
Sovran Self Storage	590	21,240
TCF Financial	915	12,499
†Texas Capital Bancshares	905	12,091
Travelers	4,270	193,004
Trustmark	1,105	23,857
U.S. Bancorp	1,850	46,269
Valley National Bancorp	510	10,328
Waddell & Reed Financial	1,065	16,465
Washington Federal	700	10,472
Wells Fargo	2,400	70,752
		1,848,624
Health Care – 6.48%
†Align Technology	1,915	16,756
†Alkermes	2,140	22,791
Allergan	4,525	182,448
†Amgen	1,150	66,413
†AMN Healthcare Services	1,490	12,605
†Bio-Rad Laboratories Class A	345	25,982
Bristol-Myers Squibb	7,600	176,700
Cardinal Health	3,400	117,198
†Catalyst Health Solutions	685	16,680
†Celera	1,800	20,034
†Conmed	495	11,850
†Dionex	345	15,473
†Express Scripts	820	45,084
†Genentech	3,810	315,886
†Gen-Probe	820	35,129
†Gilead Sciences	1,360	69,550
†Healthways	960	11,021
†Hologic	2,370	30,976
Johnson & Johnson	4,280	256,071
†Kendle International	735	18,904
†Medarex	2,540	14,173
Medtronic	1,530	48,073
Merck	7,380	224,351
†Noven Pharmaceuticals	1,455	16,005
†Onyx Pharmaceuticals	575	19,642
†OSI Pharmaceuticals	530	20,697
Pfizer	10,110	179,048
†Psychiatric Solutions	835	23,255
Quest Diagnostics	3,000	155,730
†Quidel	1,070	13,985
†Regeneron Pharmaceuticals	960	17,626
†Res-Care	1,530	22,981

†Sun Healthcare Group	1,985	17,567
Techne	305	19,679
†Thermo Fisher Scientific	790	26,915
†United Therapeutics	350	21,893
UnitedHealth Group	7,080	188,328
Universal Health Services Class B	270	10,144
†Vertex Pharmaceuticals	680	20,658
West Pharmaceutical Services	315	11,898
Wyeth	5,540	207,805
		2,748,004
Industrials – 3.20%
AAON	1,260	26,309
Acuity Brands	575	20,073
Administaff	920	19,909
American Ecology	765	15,476
Applied Industrial Technologies	690	13,055
Barnes Group	1,000	14,500
Boeing	660	28,162
Caterpillar	440	19,655
†Chart Industries	895	9,514
†Columbus McKinnon	1,105	15,083
†CRA International	305	8,214
Donnelley (R.R.) & Sons	7,000	95,060
DynCorp International Class A	1,000	15,170
Expeditors International Washington	4,500	149,715
Fluor	600	26,922
†FTI Consulting	375	16,755
†General Electric	4,130	66,906
Goodrich	1,360	50,347
Granite Construction	535	23,503
Healthcare Services Group	1,325	21,107
†Hexcel	1,655	12,230
Honeywell International	740	24,294
†Hub Group Class A	745	19,765
†Kadant	760	10,245
†Kforce	1,695	13,018
McGrath RentCorp	835	17,836
Norfolk Southern	1,000	47,050
Otter Tail	760	17,731
†Perini	495	11,573
Republic Services	930	23,055
Rockwell Collins	890	34,790
Roper Industries	550	23,876
Triumph Group	455	19,319
United Parcel Service Class B	2,900	159,964
†United Stationers	575	19,257
United Technologies	1,220	65,392
†URS	530	21,608
†Waste Management	4,900	162,385
		1,358,823
Information Technology – 7.56%
†Anixter International	495	14,909
†Apple	2,860	244,102
Applied Materials	2,880	29,174
†Blackboard	730	19,148
†Cisco Systems	4,240	69,112
†Digital River	590	14,632
†eBay	8,000	111,680
†EMC	4,090	42,822
†FARO Technologies	800	13,488
†Google Class A	890	273,810
Heartland Payment Systems	920	16,100
Hewlett-Packard	1,620	58,790
iGate	1,940	12,629
infoGROUP	3,745	17,751
†Informatica	880	12,082
Intel	15,640	229,282
International Business Machines	1,940	163,270
†Intuit	7,500	178,425
†IPG Photonics	760	10,017
†J2 Global Communications	1,185	23,747
†JDA Software Group	1,185	15,559
†Lawson Software	3,945	18,699
MasterCard Class A	1,400	200,102
†McAfee	660	22,816
Microsoft	4,860	94,478
Motorola	22,800	101,004
†NETGEAR	1,490	17,001
NIC	1,050	4,830
†Nuance Communications	2,460	25,486
†ON Semiconductor	2,410	8,194
†Progress Software	1,025	19,742
QUALCOMM	8,840	316,738

Quality Systems	510	22,246
†Rofin-Sinar Technologies	600	12,348
†SanDisk	3,525	33,840
†Sapient	2,115	9,391
†SAVVIS	1,455	10,025
†Symantec	1,550	20,956
†Synaptics	810	13,414
†Tekelec	1,835	24,479
†TeleTech Holdings	1,105	9,227
†Teradata	6,200	91,946
United Online	2,185	13,263
†ValueClick	1,185	8,105
†VeriSign	7,400	141,192
†ViaSat	1,025	24,682
Visa Class A	4,650	243,894
†Wind River Systems	1,505	13,590
Xerox	14,300	113,971
		3,206,188
Materials – 1.34%
Ashland	529	5,555
Compass Minerals International	365	21,411
Cytec Industries	550	11,671
Dow Chemical	1,760	26,558
duPont (E.I.) deNemours	5,550	140,414
Ferro	1,490	10,505
Freeport-McMoRan Copper & Gold Class B	1,670	40,815
Lubrizol	890	32,387
Monsanto	490	34,472
†Owens-Illinois	1,450	39,629
†PolyOne	4,050	12,758
Praxair	2,300	136,528
Rock-Tenn Class A	760	25,977
†Rockwood Holdings	1,415	15,282
Silgan Holdings	350	16,734
		570,696
Telecommunications– 1.52%
Alaska Communications Systems Group	2,330	21,855
AT&T	6,680	190,380
†Crown Castle International	6,800	119,544
Embarq	510	18,340
†MetroPCS Communications	1,840	27,324
NTELOS Holdings	720	17,755
Verizon Communications	7,330	248,488
		643,686
Utilities – 0.87%
Black Hills	1,150	31,004
Cleco	1,120	25,570
Exelon	940	52,273
FirstEnergy	730	35,463
PPL	1,550	47,570
Progress Energy	3,500	139,475
Sempra Energy	930	39,646
		371,001
Total U.S. Markets (cost $18,768,212)		14,829,840

§Developed Markets – 15.82%
Consumer Discretionary – 2.60%
±Bayerische Motoren Werke	3,983	124,949
±Don Quijote	6,100	121,515
±NGK Spark Plug	11,000	88,302
±PPR	650	42,769
±Publicis Groupe	3,753	97,335
=Round One	145	107,401
±Teleperformance	6,097	171,500
±Toyota Motor	3,086	101,934
±Vivendi	4,642	152,047
±WPP Group	16,059	94,659
		1,102,411
Consumer Staples – 1.55%
±Coca-Cola Amatil	41,097	269,454
±Greggs	1,933	97,855
±Metro	3,495	140,458
±Parmalat	88,556	149,293
		657,060
Energy – 1.54%
±BP	37,324	292,298
†Nabors Industries	1,550	18,554
Precision Drilling Trust	480	4,030
±†Strike Resources	5,600	1,165
Tenaris ADR	850	17,833
±Total	4,461	246,470
†Transocean	1,500	70,875
		651,225

Financials – 1.86%
Aspen Insurance Holdings	1,320	32,010
±AXA	6,357	143,390
Credicorp	500	24,980
Everest Re Group	330	25,126
±ING Groep CVA	8,030	88,813
IPC Holdings	565	16,894
Max Capital Group	1,455	25,754
±Mitsubishi UFJ Financial Group	36,114	226,793
±Nordea Bank	16,014	115,321
±Standard Chartered	7,138	91,912
		790,993
Health Care – 2.09%
±†AstraZeneca	4,760	197,652
†Eurand	1,530	13,173
±Novartis	3,931	196,308
±Novo Nordisk Class B	3,093	160,335
±Ono Pharmaceutical	3,000	156,064
±Sanofi-Aventis	2,527	162,432
		885,964
Industrials – 1.68%
±Cie de Saint-Gobain	2,677	127,112
±Deutsche Post	15,037	253,330
±Koninklijke Philips Electronics	7,732	154,056
±Tomkins	55,333	101,118
±Vallourec	681	77,811
		713,427
Information Technology – 2.05%
Accenture Limited Class A	870	28,527
±Canon	4,800	151,960
†CGI Group Class A	29,148	229,964
±Ericsson LM Class B	19,500	153,589
±Nokia	11,242	177,283
†Research in Motion	3,200	129,856
		871,179
Materials – 0.57%
±†Alara Uranium	800	20
±Anglo American	500	11,859
±Griffin Mining	12,300	3,210
±Lafarge	1,488	91,457
±Linde	1,600	136,751
±†Mwana Africa	3,200	155
		243,452
Telecommunications – 1.28%
±France Telecom	6,583	184,390
±Telstra	64,483	176,127
±Vodafone Group	88,772	184,498
		545,015
Utilities – 0.60%
±National Grid	25,168	252,608
		252,608
Total Developed Markets (cost $8,328,300)		6,713,334

XEmerging Markets – 7.82%
Consumer Discretionary – 0.52%
#Almacenes Exito GDR 144A	2,000	9,037
±Cheil Industries	200	6,481
†CTC Media	200	960
†Focus Media Holding ADR	4,925	44,768
±Fountain Set Holdings	16,000	625
#Grupo Clarin GDR Class B 144A	1,400	4,743
Grupo Televisa ADR	2,800	41,832
±JD Group	2,900	11,359
±Oriental Holdings	8,000	11,472
±Sun International	1,200	11,943
±Techtronic Industries	182,000	36,586
±†Tom Group	194,000	8,189
±Turk Sise ve Cam Fabrikalari	14,400	10,308
Walmart de Mexico Series V	8,377	22,583
		220,886
Consumer Staples – 0.48%
Charoen Pokphand Foods	23,400	2,135
†Cosan Class A	4,000	13,840
Cresud ADR	4,650	41,618
±First Pacific	81,577	28,480
Fomento Economico Mexicano ADR	875	26,364
†Gruma ADR	2,250	4,500
±Gudang Garam	30,500	12,013
±†Lotte Confectionery	25	26,042
±President Chain Store	11,000	26,453
±Tongaat Hulett	1,300	8,788
†Wimm-Bill-Dann Foods ADR	500	13,155
		203,388

Energy – 1.38%
China Petroleum & Chemical ADR	200	12,358
±China Shenhua Energy	7,000	15,007
±CNPC Hong Kong	30,000	9,400
Gazprom ADR	5,100	72,530
KazMunaiGas Exploration Production GDR	3,695	46,557
LUKOIL ADR	400	13,240
LUKOIL ADR (London International Exchange)	500	16,025
Oil & Gas Development GDR	500	3,159
±PetroChina	18,000	15,996
PetroChina ADR	525	46,715
Petroleo Brasileiro SA ADR	2,575	63,062
Petroleo Brasiliero SP ADR	3,400	69,394
±Polski Koncern Naftowy Orlen	1,962	17,054
PTT Exploration & Production	9,217	27,770
#Reliance Industries GDR 144A	843	43,330
±Sasol	1,000	29,910
Sasol ADR	600	18,198
±SK Energy	361	22,141
±Surgutneftegaz ADR	5,297	27,198
±Tambang Batubara Bukit Asam	16,000	10,311
†Willbros Group	885	7,496
		586,851
Financials – 0.60%
±Alarko Gayrimenkul Yatirim Ortakligi	200	1,068
Banco Bradesco ADR	3,075	30,350
Banco Itau Holding Financeira ADR	2,400	27,840
±Bangkok Bank	5,600	11,320
±Cathay Financial Holding	6,000	6,769
†Grupo Financiero Galicia ADR	1,100	2,486
±Hong Leong Bank	15,600	22,989
ICICI Bank ADR	1,050	20,213
±Indiabulls Real Estate GDR	400	1,092
†IRSA Inversiones y Representaciones GDR	3,900	17,160
†KB Financial Group ADR	1,200	31,440
±KLCC Property Holdings	12,500	10,149
±OTP Bank	605	9,241
Sberbank	24,640	18,234
±Standard Bank Group	2,900	25,734
±Turkiye Is Bankasi Class C	5,000	13,642
±†UEM Land Holdings	23,176	3,591
		253,318
Industrials – 0.79%
†51job ADR	500	3,080
±Alarko Holding	7,700	8,462
±Asahi Glass	12,000	68,347
±Barloworld	900	4,028
±China Shipping Development	4,000	4,031
±†China Water Affairs Group	6,000	743
±CJ	510	16,532
±Evergreen Marine	61,000	28,897
Gol Linhas Aereas Inteligentes ADR	3,325	14,065
†±Hyundai Elevator	158	8,232
±Siam Cement NVDR	7,400	22,072
±Singapore Airlines	14,000	110,743
±Sinotrans	31,000	6,050
±†SK Holdings	154	11,806
±Walsin Lihwa	93,000	18,218
±Yazicilar Holding Class A	3,400	10,901
		336,207
Information Technology – 0.90%
China Digital TV Holdings ADR	1,100	9,218
Infosys Technologies ADR	1,650	40,541
LG Display ADR	900	7,452
±Samsung Electronics	443	161,073
Satyam Computer Services ADR	2,775	25,086
Seagate Technology	16,800	74,424
†Sify Technologies ADR	700	1,064
±†SK Communications	662	2,950
†Spreadtrum Communications ADR	900	891
±Taiwan Semiconductor Manufacturing	15,000	20,494
†The9 ADR	100	1,332
±TravelSky Technology	20,000	8,846
±United Microelectronics	52,000	11,784
United Microelectronics ADR	9,500	18,620
		383,775
Materials – 0.69%
Aluminum Corporation China ADR	1,200	16,212
±ArcelorMittal South Africa	2,000	18,968
†Cemex ADR	2,750	25,135
†Chelyabinsk Zink Plant GDR	600	600
Cia de Minas Buenaventura ADR	900	17,928
Cia Siderurgica Nacional ADR	2,175	27,862

Cia Vale do Rio Doce ADR		6,450	78,110
±Formosa Chemicals & Fibre		16,000	19,633
Gold Fields ADR		2,200	21,846
Grupo Mexico Class B		13,371	8,670
±Impala Platinum Holdings		1,231	17,842
±Israel Chemicals		1,600	11,184
MMC Norilsk Nickel ADR		23	146
POSCO ADR		100	7,525
Votorantim Celulose e Papel ADR		2,525	20,023
			291,684
Telecommunications – 1.64%
America Movil ADR		575	17,819
China Mobile ADR		1,000	50,850
±China Telecom		44,000	16,633
±China Unicom		28,000	34,048
China Unicom ADR		3,317	40,467
Chunghwa Telecom ADR		13,540	211,221
KT ADR		5,700	83,619
Mobile Telesystems ADR		600	16,008
Philippine Long Distance Telephone ADR		300	14,085
SK Telecom ADR		3,700	67,266
±Telkom		2,000	24,425
Telkom ADR		1,100	54,538
Tim Participacoes ADR		1,300	16,237
±Turkcell Iletisim Hizmet		2,900	16,799
Turkcell Iletisim Hizmet ADR		1,650	24,057
Vimpel-Communications ADR		975	6,981
			695,053
Utilities – 0.82%
AES Tiete		2,306	12,743
Centrais Eletricas Brasileiras		14,000	156,604
Cia Energetica de Minas Gerais ADR		950	13,053
Energias do Brasil		8,000	78,116
=†Fifth Power Generation GDR		100	169
Korea Electric Power ADR		6,300	73,143
±Tanjong		3,700	14,297
			348,125
Total Emerging Markets (cost $4,697,835)			3,305,202
Total Common Stock (cost $31,794,347)			24,862,461

Exchange Traded Funds – 9.21%
iShares MSCI EAFE Growth Index		83,300	3,785,985
iShares MSCI Emerging Markets Index		4,925	122,977
Total Exchange Traded Funds (cost $4,697,35)			3,908,962

		Principal
		Amount°
Agency Collateralized Mortgage Obligations – 0.55%
Fannie Mae Series 2003-32 PH 5.50% 3/25/32	USD	60,000	61,413
Freddie Mac
Series 3063 PC 5.00% 2/15/29		90,000	92,279
Series 2512 PG 5.50% 10/15/22		75,000	78,240
Total Agency Collateralized Mortgage Obligations (cost $222,450)			231,932

Agency Mortgage-Backed Securities – 7.52%
•Fannie Mae ARM
5.163% 9/1/38		64,976	66,181
6.167% 8/1/37		275,588	284,771
Fannie Mae S.F. 15 yr
4.50% 9/1/22		226,639	232,004
5.00% 10/1/23		188,446	193,712
5.50% 7/1/22		63,180	65,183
Fannie Mae S.F. 30 yr
4.50% 6/1/38		64,834	65,809
5.00% 12/1/36		742,342	758,960
5.50% 12/1/35		479,832	492,748
6.00% 6/1/38		642,122	661,714
6.50% 8/1/38		224,261	233,161
Fannie Mae S.F. 30 yr TBA 4.50% 2/1/39		30,000	30,272
•Freddie Mac ARM 5.924% 10/1/36		105,523	107,879
Total Agency Mortgage-Backed Securities (cost $3,110,243)			3,192,394

Agency Obligations – 2.05%
Fannie Mae 4.625% 10/15/13		310,000	341,599
Federal Home Loan Bank 5.00% 11/17/17		240,000	275,662
Freddie Mac 4.125% 12/21/12		240,000	254,437
Total Agency Obligations (cost $822,833)			871,698

Commercial Mortgage-Backed Securities – 1.20%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		25,000	20,535
Bank of America Commercial Mortgage
Series 2004-4 A4 4.502% 7/10/42		100,000	91,882
•Series 2005-1 A4 4.988% 11/10/42		70,000	64,772
•Bear Stearns Commercial Mortgage Securities Series 2004-PWR4 A3 5.468% 6/11/41		40,000	36,082

•Goldman Sachs Mortgage Securities II Series 2004-GG2 A5 5.279% 8/10/38	100,000	84,074
Greenwich Capital Commercial Funding Series 2004-GG1 A4 4.755% 6/10/36	35,000	33,973
•Morgan Stanley Capital I Series 2004-T15 A4 5.27% 6/13/41	210,000	179,438
Total Commercial Mortgage-Backed Securities (cost $554,730)		510,756

Corporate Bonds – 7.83%
Banking – 1.02%
Bank of America
5.125% 11/15/14	25,000	24,202
5.65% 5/1/18	35,000	35,271
Bank of New York Mellon 5.125% 8/27/13	30,000	30,687
BB&T 4.90% 6/30/17	60,000	54,197
Citigroup 6.50% 8/19/13	105,000	106,059
JPMorgan Chase 6.00% 1/15/18	45,000	47,582
@JPMorgan Chase Capital XXV 6.80% 10/1/37	10,000	9,241
Morgan Stanley 5.30% 3/1/13	30,000	27,231
PNC Funding 5.625% 2/1/17	70,000	68,097
Wells Fargo 5.625% 12/11/17	40,000	41,804
•Wells Fargo Capital XIII 7.70% 12/29/49	45,000	37,171
		433,960
Basic Industry – 0.28%
ArcelorMittal 6.125% 6/1/18	55,000	37,721
Domtar 7.125% 8/15/15	20,000	13,100
Freeport-McMoRan Copper & Gold 8.25% 4/1/15	20,000	17,020
#Georgia Pacific 144A 7.125% 1/15/17	20,000	16,900
Rio Tinto Finance USA
5.875% 7/15/13	10,000	7,973
7.125% 7/15/28	5,000	3,538
United Technologies 6.125% 2/1/19	20,000	21,438
		117,690
Brokerage – 0.29%
Goldman Sachs Group
5.95% 1/18/18	25,000	23,744
6.15% 4/1/18	50,000	48,131
@6.75% 10/1/37	5,000	4,071
		75,946
Capital Goods – 0.20%
Allied Waste North America 6.875% 6/1/17	10,000	9,314
Caterpillar 7.90% 12/15/18	25,000	28,829
Graham Packaging 9.875% 10/15/14	20,000	12,400
Tyco Electronics Group 7.125% 10/1/37	22,000	16,687
Waste Management 7.01% 8/1/26	20,000	16,657
		83,887
Consumer Cyclical – 0.45%
CVS Caremark
5.75% 6/1/17	45,000	42,435
6.25% 6/1/27	20,000	18,645
Dollar General 10.625% 7/15/15	15,000	14,400
Macy’s Retail Holdings 6.65% 7/15/24	25,000	13,748
MGM MIRAGE 7.50% 6/1/16	20,000	12,775
Neiman Marcus Group 10.375% 10/15/15	5,000	2,175
Target 4.00% 6/15/13	25,000	23,342
Toll 8.25% 2/1/11	20,000	18,400
Wal-Mart Stores
6.20% 4/15/38	30,000	34,458
6.50% 8/15/37	10,000	11,915
		192,293
Consumer Non-Cyclical – 1.31%
Amgen
6.375% 6/1/37	65,000	70,122
6.90% 6/1/38	5,000	5,728
ARAMARK 8.50% 2/1/15	10,000	9,100
AstraZeneca 6.45% 9/15/37	35,000	39,923
Bottling Group 6.95% 3/15/14	55,000	59,785
Covidien International Finance
6.00% 10/15/17	30,000	29,645
6.55% 10/15/37	25,000	25,447
Delhaize America 9.00% 4/15/31	40,000	40,550
Delhaize Group 6.50% 6/15/17	10,000	9,094
Diageo Capital 5.75% 10/23/17	45,000	43,616
#Dr Pepper Snapple Group 144A 6.82% 5/1/18	25,000	24,701
General Mills 5.65% 9/10/12	15,000	15,324
GlaxoSmithKline Capital
4.375% 4/15/14	5,000	4,909
5.65% 5/15/18	45,000	47,351
Kroger
6.80% 12/15/18	5,000	5,177
6.90% 4/15/38	5,000	5,256
7.50% 1/15/14	30,000	31,569
LVB Acquisition 10.00% 10/15/17	10,000	9,650
Quest Diagnostic 5.45% 11/1/15	30,000	26,355
Wyeth 5.50% 2/1/14	50,000	50,845
		554,147

Energy – 0.70%
Chesapeake Energy 6.625% 1/15/16	20,000	15,900
Enterprise Products Operating
6.30% 9/15/17	35,000	29,670
6.875% 3/1/33	5,000	3,842
Kinder Morgan Energy Partners
6.95% 1/15/38	30,000	24,328
7.30% 8/15/33	5,000	4,161
Nexen
5.65% 5/15/17	15,000	12,576
6.40% 5/15/37	20,000	15,694
PetroHawk Energy 9.125% 7/15/13	5,000	4,075
Plains All American Pipeline 6.50% 5/1/18	30,000	23,964
Shell International Finance 6.375% 12/15/38	40,000	45,160
Talisman Energy
5.85% 2/1/37	20,000	13,950
6.25% 2/1/38	5,000	3,640
TransCanada Pipelines
5.85% 3/15/36	10,000	8,532
•6.35% 5/15/67	10,000	4,476
7.25% 8/15/38	35,000	34,945
Transocean 6.00% 3/15/18	20,000	18,247
Weatherford International
6.00% 3/15/18	30,000	25,235
6.35% 6/15/17	10,000	8,548
		296,943
Financials – 0.31%
FTI Consulting 7.75% 10/1/16	20,000	16,550
General Electric Capital
5.625% 5/1/18	52,000	52,472
5.875% 1/14/38	30,000	29,467
International Lease Finance
5.875% 5/1/13	35,000	23,386
6.625% 11/15/13	15,000	10,116
		131,991
Insurance – 0.55%
•Hartford Financial Services Group 8.125% 6/15/38	25,000	13,179
MetLife 6.817% 8/15/18	70,000	66,783
@PMontpelier Re Holdings 6.125% 8/15/13	5,000	4,873
Unitedhealth Group
5.50% 11/15/12	10,000	9,120
5.80% 3/15/36	85,000	64,952
Unitrin 6.00% 5/15/17	15,000	10,752
WellPoint
5.00% 1/15/11	10,000	9,456
5.00% 12/15/14	40,000	34,788
5.85% 1/15/36	5,000	4,097
5.95% 12/15/34	20,000	16,665
		234,665
Media – 0.46%
#Charter Communications Operating 144A 10.875% 9/15/14	20,000	16,100
Comcast
5.70% 5/15/18	15,000	14,092
5.875% 2/15/18	45,000	42,715
CSC Holdings 6.75% 4/15/12	10,000	9,200
Thomson Reuters
5.95% 7/15/13	10,000	9,319
6.50% 7/15/18	30,000	27,327
Time Warner Cable
7.30% 7/1/38	20,000	20,842
8.75% 2/14/19	30,000	32,676
#Vivendi 144A 6.625% 4/4/18	30,000	24,249
		196,520
Services Non-Cyclical – 0.07%
Community Health Systems 8.875% 7/15/15	10,000	9,250
HCA 9.25% 11/15/16	20,000	18,400
		27,650
Technology & Electronics – 0.18%
Oracle 5.75% 4/15/18	65,000	68,110
SunGard Data Systems 9.125% 8/15/13	10,000	8,700
		76,810
Telecommunications – 1.53%
AT&T 5.60% 5/15/18	55,000	56,099
AT&T Wireless 8.125% 5/1/12	35,000	37,560
Cricket Communications 9.375% 11/1/14	20,000	18,100
Deutsche Telekom International Finance
5.25% 7/22/13	20,000	19,355
6.75% 8/20/18	100,000	101,580
8.75% 6/15/30	16,000	19,783
Inmarsat Finance 10.375% 11/15/12	20,000	17,825
Intelsat Jackson Holdings 11.25% 6/15/16	20,000	18,300
MetroPCS Wireless 9.25% 11/1/14	20,000	18,000
Rogers Communications 6.80% 8/15/18	45,000	45,549

Rogers Wireless 8.00% 12/15/12		20,000	19,250
Sprint Nextel 6.00% 12/1/16		20,000	14,120
Telecom Italia Capital 7.721% 6/4/38		50,000	41,166
Verizon Communications
5.50% 2/15/18		45,000	43,359
6.10% 4/15/18		27,000	26,950
8.95% 3/1/39		25,000	32,392
#Verizon Wireless Capital 144A 8.50% 11/15/18		20,000	23,474
Virgin Media Finance 8.75% 4/15/14		20,000	15,100
Vodafone Group
5.00% 12/16/13		20,000	19,260
5.00% 9/15/15		5,000	4,591
5.375% 1/30/15		20,000	18,862
6.15% 2/27/37		20,000	19,834
Windstream 8.125% 8/1/13		20,000	18,500
			649,009
Utilities – 0.48%
Columbus Southern Power 6.05% 5/1/18		5,000	4,852
Commonwealth Edison
5.80% 3/15/18		28,000	25,350
5.90% 3/15/36		5,000	4,171
6.15% 9/15/17		5,000	4,657
Detroit Edison 5.60% 6/15/18		10,000	9,593
Duke Energy Carolinas
5.75% 11/15/13		5,000	5,177
7.00% 11/15/18		10,000	11,562
NRG Energy 7.375% 2/1/16		20,000	18,650
Pacificorp 5.25% 6/15/35		15,000	13,963
PECO Energy 5.35% 3/1/18		15,000	14,345
PPL Electric Utilities 7.125% 11/30/13		15,000	15,920
South Carolina Electric & Gas 6.50% 11/1/18		25,000	28,034
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15		5,000	3,575
Union Electric 6.70% 2/1/19		50,000	45,640
			205,489
Total Corporate Bonds (cost $3,196,275)			3,324,582

Foreign Agencies – 0.39%Δ
France – 0.02%
France Telecom 7.75% 3/1/11		10,000	10,528
			10,528
Germany – 0.37%
KFW 6.50% 11/15/11	NZD	250,000	155,590
			155,590
Total Foreign Agencies (cost $182,595)			166,118

Non-Agency Asset-Backed Securities – 0.69%
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	USD	40,000	39,039
Caterpillar Financial Asset Trust Series 2008-A A3 4.94% 4/25/14		40,000	38,735
CNH Equipment Trust Series 2008-A A4A 4.93% 8/15/14		40,000	36,889
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		20,000	18,502
Harley-Davidson Motorcycle Trust Series 2007-2 A3 5.10% 5/15/12		85,000	84,409
Honda Auto Receivables Owner Trust Series 2007-1 A3 5.10% 3/18/11		34,874	34,707
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12		40,000	38,346
Total Non-Agency Asset-Backed Securities (cost $295,045)			290,627

Non-Agency Collateralized Mortgage Obligation – 0.05%
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		25,034	21,772
Total Non-Agency Collateralized Mortgage Obligation (cost $22,531)			21,772

Sovereign Debt – 1.36%Δ
Germany – 0.68%
Bundesobligation 3.50% 4/12/13	EUR	197,800	288,886
			288,886
Mexico – 0.28%
Mexican Government 10.00% 11/20/38	MXN	1,122,000	96,643
Mexican United States 5.95% 3/19/19	USD	20,000	20,100
			116,743
Russia – 0.02%
Russia Government 7.50% 3/31/30	USD	8,820	7,781
			7,781
U.K. Treasury – 0.38%
U.K. Treasury 5.00% 3/7/18	GBP	96,000	162,224
			162,224
Total Sovereign Debt (cost $589,309)			575,634

Supranational Banks – 0.97%
European Investment Bank
1.40% 6/20/17	JPY	19,600,000	210,997
6.00% 8/14/13	AUD	219,000	162,316
11.25% 2/14/13	BRL	90,000	39,978
Total Supranational Banks (cost $436,472)			413,291

U.S. Treasury Obligations – 0.69%
¥U.S. Treasury Note 3.75% 11/15/18	USD	260,000	294,409
Total U.S. Treasury Obligations (cost $279,760)			294,409

		Number of
		Shares
Preferred Stock – 0.13%
Braskem Class A 8.77%		2,092	5,016
•JPMorgan Chase 7.90%		40,000	33,362
Transneft 2.74%		78	17,940
Total Preferred Stock (cost $86,241)			56,318

		Principal
		Amount°
≠Discounted Commercial Paper – 2.44%
Bank of America 2.75% 2/12/09	USD	485,000	483,444
BP Capital Markets 1.70% 1/7/09		250,000	249,929
Proctor & Gamble 1.25% 2/10/09		300,000	299,584
Total Discounted Commercial Paper (cost $1,032,957)			1,032,957

Repurchase Agreement* – 6.22%
BNP Paribas 0.005%, dated 12/31/08, to be
repurchased on 1/2/09, repurchase price $2,638,001
(collateralized by U.S. Government obligations,
10/22/09; with market value $2,693,419)		2,638,000	2,638,000
Total Repurchase Agreement (cost $2,638,000)			2,638,000

Total Value of Securities – 99.89%
(cost $50,298,856)			42,391,911
Receivables and Other Assets Net of Liabilities (See Notes) – 0.11%			45,669
Net Assets Applicable to 6,092,279 Shares Outstanding – 100.00%			$42,437,580

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
MXN – Mexican Peso
NZD – New Zealand Dollar
USD – United States Dollar

†Non income producing security.
*See Note 1 in “Notes.”
ΔSecurities have been classified by country of origin.
¥Fully or partially pledged as collateral for financial futures contracts.
•Variable rate security. The rate shown is the rate as of December 31, 2008.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2008, the aggregate amount of Rule 144A securities was $186,644, which represented 0.44% of the Portfolio’s net assets. See Note 5 in “Notes.”
@Illiquid security. At December 31, 2008, the aggregate amount of illiquid securities was $18,185, which represented 0.04% of the Portfolio's net assets. See Note 5 in “Notes.”
PRestricted Security. This investment is in a security not registered under the Securities Act of 1933, as amended, and has certain restrictions on resale which may limit its liquidity. At December 31, 2008, the amount of the restricted security was $4,873 or 0.01% of the Portfolio's net assets. See Note 5 in “Notes.”
±Security is being valued based on international fair value pricing. At December 31, 2008, the aggregate amount of international fair value priced securities was $7,117,746, which represented 16.77% of the Portfolio's net assets See Note 1 in “Notes.”
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At December 31, 2008, the aggregate amount of fair valued securities was $107,570, which represented 0.25% of the Portfolio’s net assets. See Note 1 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.
§Developing Market – countries that are thought to be most developed and therefore less risky.
XEmerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential.

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
CVA – Dutch Certificate
GDR – Global Depositary Receipts
NVDR – Non Voting Depositary Receipts
S.F. – Single Family
TBA – To be announced
yr – year

The following foreign currency exchange contracts and financial futures contracts were outstanding at December 31, 2008:

Foreign Currency Exchange Contracts[1]
					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(191,031)	USD	124,000	1/7/09	$(11,802)
BRL	22,949	USD	(9,483)	1/30/09	432
EUR	18,515	USD	(26,000)	1/7/09	(143)
EUR	(16,070)	USD	20,287	1/7/09	(2,157)
GBP	(100,251)	USD	148,000	1/7/09	1,724
JPY	(940,582)	USD	10,476	1/7/09	108
NZD	(259,474)	USD	139,000	1/7/09	(13,390)
					$(25,228)

Financial Futures Contracts[2]

Contracts	Notional	Notional		Unrealized
to Sell	Proceeds	Value	Expiration Date	Depreciation
(2) U.S. Treasury 5 yr Notes	$(236,398)	$(238,109)	3/31/09	$(1,711)
(1) U.S. Treasury 10 yr Notes	(122,545)	(125,750)	3/31/09	(3,205)
	$ 358,943			$(4,916)

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Foundation Funds – Delaware Aggressive Allocation Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares dividends and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At December 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$50,700,928
Aggregate unrealized appreciation	634,285
Aggregate unrealized depreciation	(8,943,302)
Net unrealized depreciation	$(8,309,017)

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio's investments by the FAS 157 fair value hierarchy levels as of December 31, 2008:

	Securities	Derivatives
Level 1	$24,484,525	$-
Level 2	17,759,837	(30,144)
Level 3	147,549	-
Total	$42,391,911	$(30,144)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 9/30/08	$-
Net change in unrealized
appreciation/(depreciation)	(3,408)
Net transfers in and/or out of Level 3	150,957
Balance as of 12/31/08	$147,549

Net change in unrealized appreciation/
(depreciation) from investments still held
as of 12/31/08	$(3,408)

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts
The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Portfolio as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest in Real Estate Investment Trusts (REITs) and are subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2008. The Portfolio’s holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Portfolio may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Rating Group and/or Ba or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a Series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. The Portfolio may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offerings. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: